UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21993

Oppenheimer Revenue Weighted ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

VTL Associates, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report	12/31/2015

Oppenheimer
Revenue Weighted
ETF Trust

Would you prefer to receive materials like this electronically? See inside front cover for details.

1

SHAREHOLDER EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of an Oppenheimer Revenue Weighted ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from July 1, 2015 to December 31, 2015.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 07/01/2015	Ending Account Value 12/31/2015	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer Large Cap Revenue ETF
Actual	$1,000.00	$979.00	0.49%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
Oppenheimer Mid Cap Revenue ETF
Actual	$1,000.00	$919.80	0.54%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	0.54%	$2.75
Oppenheimer Small Cap Revenue ETF
Actual	$1,000.00	$896.30	0.54%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.42	0.54%	$2.75
Oppenheimer Financials Sector Revenue ETF
Actual	$1,000.00	$966.20	0.49%	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
Oppenheimer ADR Revenue ETF
Actual	$1,000.00	$822.90	0.49%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
Oppenheimer Navellier Overall A-100 Revenue ETF
Actual	$1,000.00	$937.50	0.60%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05
Oppenheimer Ultra Dividend Revenue ETF
Actual	$1,000.00	$987.40	0.49%	$2.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49
Oppenheimer Global Growth Revenue ETF
Actual	$1,000.00	$870.30	0.70%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the six-month period).
2

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED)

Oppenheimer Large Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.6%
Banks	3.8
Capital Goods	8.2
Commercial & Professional Services	0.6
Consumer Durables & Apparel	1.5
Consumer Services	1.1
Diversified Financials	4.3
Energy	9.7
Food & Staples Retailing	9.6
Food, Beverage & Tobacco	4.3
Health Care Equipment & Services	10.5
Household & Personal Products	1.2
Insurance	4.3
Materials	3.4
Media	2.7
Money Market Fund	1.2
Pharmaceuticals, Biotechnology &
Life Sciences	3.6
Real Estate	0.7
Retailing	6.2
Semiconductors & Semiconductor
Equipment	1.3
Software & Services	4.8
Technology Hardware &
Equipment	5.2
Telecommunication Services	2.9
Transportation	3.1
Utilities	3.3
Total Investments	101.1
Liabilities in Excess of
Other Assets	(1.1)
Net Assets	100.0%

Oppenheimer Financials Sector Revenue ETF

Industry	% of Net Assets
Banks	29.1%
Capital Markets	11.3
Consumer Finance	4.7
Diversified Financial Services	16.2
Insurance	33.0
Money Market Fund	0.1
Real Estate Investment Trusts	4.9
Real Estate Management &
Development	0.7
Total Investments	100.0
Liabilities in Excess of
Other Assets	0.0 ‡
Net Assets	100.0%

Oppenheimer Mid Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	0.9%
Banks	1.6
Capital Goods	10.7
Commercial & Professional Services	3.8
Consumer Durables & Apparel	3.9
Consumer Services	2.1
Diversified Financials	1.3
Energy	6.5
Food & Staples Retailing	2.4
Food, Beverage & Tobacco	2.5
Health Care Equipment & Services	9.4
Household & Personal Products	1.0
Insurance	6.2
Materials	9.1
Media	1.6
Money Market Fund	5.9
Pharmaceuticals, Biotechnology &
Life Sciences	0.9
Real Estate	2.4
Retailing	8.1
Semiconductors & Semiconductor
Equipment	1.3
Software & Services	4.6
Technology Hardware &
Equipment	13.4
Telecommunication Services	0.4
Transportation	1.8
Utilities	3.9
Total Investments	105.7
Liabilities in Excess of
Other Assets	(5.7)
Net Assets	100.0%

Oppenheimer ADR Revenue ETF

Industry	% of Net Assets
Automobiles & Components	7.9%
Banks	9.6
Capital Goods	1.5
Consumer Durables & Apparel	1.7
Consumer Services	0.4
Diversified Financials	2.6
Energy	36.4
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	2.5
Health Care Equipment & Services	0.4
Household & Personal Products	1.2
Insurance	5.5
Materials	7.5
Media	0.9
Money Market Fund	18.6
Pharmaceuticals, Biotechnology &
Life Sciences	3.9
Real Estate	0.4
Semiconductors & Semiconductor
Equipment	0.8
Software & Services	0.6
Technology Hardware &
Equipment	1.9
Telecommunication Services	11.0
Transportation	0.7
Utilities	1.1
Total Investments	118.0
Liabilities in Excess of
Other Assets	(18.0)
Net Assets	100.0%

Oppenheimer Small Cap Revenue ETF

Industry	% of Net Assets
Automobiles & Components	0.9%
Banks	2.7
Capital Goods	15.8
Commercial & Professional Services	6.5
Consumer Durables & Apparel	3.7
Consumer Services	3.9
Diversified Financials	2.0
Energy	4.2
Food & Staples Retailing	1.9
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	6.7
Household & Personal Products	0.4
Insurance	2.4
Materials	7.6
Media	0.9
Money Market Fund	8.2
Pharmaceuticals, Biotechnology &
Life Sciences	1.1
Real Estate	1.7
Retailing	13.0
Semiconductors & Semiconductor
Equipment	1.4
Software & Services	3.8
Technology Hardware &
Equipment	8.3
Telecommunication Services	0.7
Transportation	4.8
Utilities	2.8
Total Investments	108.1
Liabilities in Excess of
Other Assets	(8.1)
Net Assets	100.0%

Oppenheimer Navellier Overall A-100 Revenue ETF

Industry	% of Net Assets
Automobiles & Components	0.4%
Banks	5.2
Capital Goods	10.2
Commercial & Professional Services	2.1
Consumer Durables & Apparel	11.0
Consumer Services	2.1
Diversified Financials	3.7
Food & Staples Retailing	7.0
Food, Beverage & Tobacco	7.6
Health Care Equipment & Services	5.3
Household & Personal Products	2.1
Insurance	4.7
Materials	1.1
Money Market Fund	3.0
Pharmaceuticals, Biotechnology &
Life Sciences	2.6
Real Estate	1.5
Retailing	7.9
Semiconductors & Semiconductor
Equipment	2.3
Software & Services	11.3
Technology Hardware &
Equipment	0.9
Telecommunication Services	7.1
Transportation	3.3
Utilities	0.5
Total Investments	102.9
Liabilities in Excess of
Other Assets	(2.9)
Net Assets	100.0%

‡ Less than 0.05%

3

SCHEDULE OF INVESTMENTS SUMMARY TABLES

(UNAUDITED) — concluded

Oppenheimer Ultra Dividend Revenue ETF

Industry	% of Net Assets
Banks	1.0%
Commercial & Professional Services	3.0
Consumer Durables & Apparel	2.9
Diversified Financials	0.8
Energy	22.3
Food, Beverage & Tobacco	9.8
Household & Personal Products	2.1
Insurance	2.2
Materials	2.5
Money Market Fund	2.4
Real Estate	8.6
Retailing	0.6
Technology Hardware &
Equipment	4.0
Telecommunication Services	16.2
Utilities	23.9
Total Investments	102.3
Liabilities in Excess of
Other Assets	(2.3)
Net Assets	100.0%

Oppenheimer Global Growth Revenue ETF

Industry	% of Net Assets
Automobiles & Components	6.3%
Banks	6.9
Capital Goods	9.7
Consumer Durables & Apparel	1.9
Diversified Financials	0.9
Energy	22.4
Food & Staples Retailing	9.8
Food, Beverage & Tobacco	2.1
Insurance	4.4
Materials	10.7
Money Market Fund	0.3
Pharmaceuticals, Biotechnology &
Life Sciences	3.6
Retailing	2.7
Technology Hardware &
Equipment	0.8
Telecommunication Services	7.9
Transportation	2.8
Utilities	5.3
Total Investments	98.5
Other Assets in Excess
of Liabilities	1.5
Net Assets	100.0%

4

SCHEDULE OF INVESTMENTS
OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUE SHARES LARGE CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—3.6%
BorgWarner, Inc.	6,096	$263,530
Delphi Automotive PLC	5,892	505,121
Ford Motor Co.	333,091	4,693,252
General Motors Co.	138,439	4,708,311
Goodyear Tire & Rubber Co. (The)	16,422	536,507
Harley-Davidson, Inc.	4,070	184,737
Johnson Controls, Inc.	30,235	1,193,980
Total Automobiles & Components		12,085,438

Banks—3.8%
Bank of America Corp.	149,096	2,509,286
BB&T Corp.	7,596	287,205
Citigroup, Inc.	42,182	2,182,918
Comerica, Inc.	1,873	78,348
Fifth Third Bancorp	9,007	181,041
Huntington Bancshares, Inc.	8,228	91,002
JPMorgan Chase & Co.	43,641	2,881,615
KeyCorp	9,975	131,570
M&T Bank Corp.	1,122	135,964
People’s United Financial, Inc.(a)	2,405	38,841
PNC Financial Services Group,
Inc. (The)	5,076	483,793
Regions Financial Corp.	16,703	160,349
SunTrust Banks, Inc.	5,759	246,716
U.S. Bancorp	13,565	578,818
Wells Fargo & Co.	49,234	2,676,360
Zions Bancorporation	2,289	62,490
Total Banks		12,726,316

Capital Goods—8.2%
3M Co.	6,109	920,260
Allegion PLC	966	63,679
AMETEK, Inc.	2,270	121,649
Boeing Co. (The)	21,289	3,078,176
Caterpillar, Inc.	23,737	1,613,166
Cummins, Inc.	7,073	622,495
Danaher Corp.	6,725	624,618
Deere & Co.	12,347	941,706
Dover Corp.(a)	3,434	210,539
Eaton Corp. PLC	13,224	688,177
Emerson Electric Co.	16,159	772,885
Fastenal Co.(a)	2,997	122,338
Flowserve Corp.	3,430	144,334
Fluor Corp.	13,303	628,168
General Dynamics Corp.	7,222	992,014
General Electric Co.	134,474	4,188,865
Honeywell International, Inc.	12,275	1,271,322
Illinois Tool Works, Inc.	4,603	426,606
Ingersoll-Rand PLC	7,564	418,214
Jacobs Engineering Group, Inc.*	9,097	381,619
L-3 Communications Holdings, Inc.	3,029	361,996
Lockheed Martin Corp.	6,633	1,440,356
Masco Corp.	7,940	224,702
Northrop Grumman Corp.	4,017	758,450
PACCAR, Inc.	13,074	619,708
Parker-Hannifin Corp.	4,309	417,887
Pentair PLC(a)	3,878	192,077
Precision Castparts Corp.	1,350	313,213

Investments	Shares	Value
Quanta Services, Inc.*(a)	12,169	$246,422
Raytheon Co.	5,732	713,806
Rockwell Automation, Inc.	1,924	197,422
Rockwell Collins, Inc.(a)	1,841	169,924
Roper Technologies, Inc.	604	114,633
Snap-on, Inc.	710	121,715
Stanley Black & Decker, Inc.	3,261	348,047
Textron, Inc.	10,246	430,434
United Rentals, Inc.*	2,782	201,806
United Technologies Corp.	20,225	1,943,016
W.W. Grainger, Inc.(a)	1,621	328,398
Xylem, Inc.	3,068	111,982
Total Capital Goods		27,486,824

Commercial & Professional Services—0.6%
ADT Corp. (The)(a)	3,314	109,296
Cintas Corp.	1,518	138,214
Dun & Bradstreet Corp. (The)	488	50,718
Equifax, Inc.	713	79,407
Nielsen Holdings PLC	4,232	197,211
Pitney Bowes, Inc.	5,794	119,646
Republic Services, Inc.	6,497	285,803
Robert Half International, Inc.	3,338	157,353
Stericycle, Inc.*(a)	746	89,968
Tyco International PLC	9,924	316,476
Verisk Analytics, Inc.*(a)	812	62,426
Waste Management, Inc.	7,862	419,595
Total Commercial & Professional Services		2,026,113

Consumer Durables & Apparel—1.5%
Coach, Inc.	4,262	139,495
D.R. Horton, Inc.	10,108	323,759
Fossil Group, Inc.*(a)	2,707	98,968
Garmin Ltd.(a)	2,464	91,587
Hanesbrands, Inc.	6,145	180,848
Harman International Industries, Inc.	2,069	194,921
Hasbro, Inc.	1,953	131,554
Leggett & Platt, Inc.	2,759	115,933
Lennar Corp., Class A(a)	5,794	283,385
Mattel, Inc.(a)	6,502	176,659
Michael Kors Holdings Ltd.*(a)	3,213	128,713
Mohawk Industries, Inc.*	1,314	248,859
Newell Rubbermaid, Inc.	4,278	188,574
NIKE, Inc., Class B	14,856	928,500
PulteGroup, Inc.	10,387	185,096
PVH Corp.	3,442	253,503
Ralph Lauren Corp.	2,065	230,206
Under Armour, Inc., Class A*(a)	1,395	112,451
VF Corp.	6,321	393,482
Whirlpool Corp.	4,646	682,358
Total Consumer Durables & Apparel		5,088,851

Consumer Services—1.1%
Carnival Corp.	9,630	524,642
Chipotle Mexican Grill, Inc.*	297	142,515
Darden Restaurants, Inc.	3,509	223,313
H&R Block, Inc.	3,088	102,861
Marriott International, Inc., Class A(a)	1,348	90,370
McDonald’s Corp.	6,926	818,238
Royal Caribbean Cruises Ltd.	2,795	282,882

The accompanying notes are an integral part of these financial statements.

5

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUE SHARES LARGE CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Consumer Services (continued)
Starbucks Corp.	9,533	$572,266
Starwood Hotels & Resorts
Worldwide, Inc.	1,444	100,040
Wyndham Worldwide Corp.	2,347	170,510
Wynn Resorts Ltd.(a)	1,062	73,480
Yum! Brands, Inc.	5,772	421,645
Total Consumer Services		3,522,762

Diversified Financials—4.3%
Affiliated Managers Group, Inc.*	555	88,667
American Express Co.	14,413	1,002,424
Ameriprise Financial, Inc.	3,645	387,901
Bank of New York Mellon
Corp. (The)	11,673	481,161
Berkshire Hathaway, Inc., Class B*	46,529	6,143,689
BlackRock, Inc.	1,110	377,977
Capital One Financial Corp.	8,046	580,760
Charles Schwab Corp. (The)	5,931	195,308
CME Group, Inc.	1,072	97,123
Discover Financial Services	4,175	223,864
E*TRADE Financial Corp.*	1,889	55,990
Franklin Resources, Inc.	7,278	267,976
Goldman Sachs Group, Inc. (The)	6,092	1,097,961
Intercontinental Exchange, Inc.	435	111,473
Invesco Ltd.	5,237	175,335
Legg Mason, Inc.	2,202	86,385
Leucadia National Corp.	23,387	406,700
McGraw Hill Financial, Inc.	1,704	167,980
Moody’s Corp.	1,165	116,896
Morgan Stanley	34,551	1,099,067
Nasdaq, Inc.	1,831	106,509
Navient Corp.	6,041	69,170
Northern Trust Corp.	2,038	146,919
State Street Corp.	5,007	332,265
Synchrony Financial*	6,986	212,444
T. Rowe Price Group, Inc.	1,827	130,612
Total Diversified Financials		14,162,556

Energy—9.7%
Anadarko Petroleum Corp.	7,141	346,910
Apache Corp.	5,572	247,787
Baker Hughes, Inc.	12,652	583,890
Cabot Oil & Gas Corp.	2,915	51,566
Cameron International Corp.*	4,726	298,683
Chesapeake Energy Corp.(a)	107,310	482,895
Chevron Corp.	47,708	4,291,812
Cimarex Energy Co.(a)	519	46,388
Columbia Pipeline Group, Inc.	2,130	42,600
ConocoPhillips	22,541	1,052,439
CONSOL Energy, Inc.(a)	13,601	107,448
Devon Energy Corp.	13,739	439,648
Diamond Offshore Drilling, Inc.(a)	3,700	78,070
Ensco PLC, Class A	8,652	133,154
EOG Resources, Inc.	4,233	299,654
EQT Corp.	1,361	70,949
Exxon Mobil Corp.	107,876	8,408,934
FMC Technologies, Inc.*	7,576	219,780
Halliburton Co.	23,355	795,004
Helmerich & Payne, Inc.(a)	2,064	110,527
Hess Corp.	4,548	220,487

Investments	Shares	Value
Kinder Morgan, Inc.	28,744	$428,860
Marathon Oil Corp.	15,258	192,098
Marathon Petroleum Corp.	46,304	2,400,399
Murphy Oil Corp.(a)	4,641	104,190
National Oilwell Varco, Inc.	16,522	553,322
Newfield Exploration Co.*	1,446	47,082
Noble Energy, Inc.	3,128	103,005
Occidental Petroleum Corp.	5,006	338,456
ONEOK, Inc.	13,163	324,600
Phillips 66	37,674	3,081,733
Pioneer Natural Resources Co.	734	92,029
Range Resources Corp.(a)	1,877	46,193
Schlumberger Ltd.	18,098	1,262,335
Southwestern Energy Co.*(a)	19,979	142,051
Spectra Energy Corp.	7,507	179,718
Tesoro Corp.	9,389	989,319
Transocean Ltd.(a)	18,870	233,611
Valero Energy Corp.	44,821	3,169,293
Williams Cos., Inc. (The)	9,160	235,412
Total Energy		32,252,331

Food & Staples Retailing—9.6%
Costco Wholesale Corp.	22,485	3,631,327
CVS Health Corp.	48,829	4,774,011
Kroger Co. (The)	79,489	3,325,025
Sysco Corp.	36,826	1,509,866
Walgreens Boots Alliance, Inc.	35,572	3,029,134
Wal-Mart Stores, Inc.	250,344	15,346,087
Whole Foods Market, Inc.	14,187	475,265
Total Food & Staples Retailing		32,090,715

Food, Beverage & Tobacco—4.3%
Altria Group, Inc.	10,121	589,143
Archer-Daniels-Midland Co.	65,965	2,419,596
Brown-Forman Corp., Class B	990	98,287
Campbell Soup Co.	4,754	249,823
Coca-Cola Co. (The)	33,249	1,428,377
Coca-Cola Enterprises, Inc.	4,511	222,122
ConAgra Foods, Inc.	11,698	493,188
Constellation Brands, Inc., Class A	1,354	192,864
Dr Pepper Snapple Group, Inc.	2,129	198,423
General Mills, Inc.	9,361	539,755
Hershey Co. (The)	2,583	230,584
Hormel Foods Corp.	3,790	299,713
JM Smucker Co. (The)	1,484	183,037
Kellogg Co.	6,135	443,376
Keurig Green Mountain, Inc.	1,647	148,197
Kraft Heinz Co. (The)	6,136	446,455
McCormick & Co., Inc.	1,527	130,650
Mead Johnson Nutrition Co.	1,681	132,715
Molson Coors Brewing Co., Class B	1,263	118,621
Mondelez International, Inc., Class A	22,434	1,005,940
Monster Beverage Corp.*	612	91,163
PepsiCo, Inc.	20,642	2,062,549
Philip Morris International, Inc.	9,938	873,650
Reynolds American, Inc.	6,698	309,113
Tyson Foods, Inc., Class A	24,290	1,295,386
Total Food, Beverage & Tobacco		14,202,727

The accompanying notes are an integral part of these financial statements.

6

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUE SHARES LARGE CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Health Care Equipment & Services—10.5%
Abbott Laboratories	14,257	$640,282
Aetna, Inc.	17,782	1,922,590
AmerisourceBergen Corp.	40,256	4,174,950
Anthem, Inc.	18,027	2,513,685
Baxter International, Inc.	10,068	384,094
Becton Dickinson & Co.	1,928	297,085
Boston Scientific Corp.*	12,376	228,213
C.R. Bard, Inc.	553	104,760
Cardinal Health, Inc.	35,351	3,155,784
Cerner Corp.*	2,050	123,348
Cigna Corp.	8,316	1,216,880
DaVita HealthCare Partners, Inc.*	6,267	436,873
DENTSPLY International, Inc.	1,335	81,235
Edwards Lifesciences Corp.*	950	75,031
Express Scripts Holding Co.*	37,101	3,242,998
HCA Holdings, Inc.*	18,649	1,261,232
Henry Schein, Inc.*	2,140	338,527
Humana, Inc.	9,574	1,709,055
Intuitive Surgical, Inc.*	147	80,285
Laboratory Corp. of America
Holdings*	2,042	252,473
McKesson Corp.	27,709	5,465,046
Medtronic PLC	7,127	548,209
Patterson Cos., Inc.	2,831	127,989
Quest Diagnostics, Inc.	3,442	244,864
St. Jude Medical, Inc.	2,889	178,454
Stryker Corp.	3,384	314,509
Tenet Healthcare Corp.*	20,729	628,089
UnitedHealth Group, Inc.	39,637	4,662,897
Universal Health Services, Inc., Class B	2,398	286,537
Varian Medical Systems, Inc.*(a)	1,214	98,091
Zimmer Biomet Holdings, Inc.	1,671	171,428
Total Health Care Equipment & Services		34,965,493

Household & Personal Products—1.2%
Church & Dwight Co., Inc.	589	49,994
Clorox Co. (The)	1,392	176,547
Colgate-Palmolive Co.	7,795	519,303
Estee Lauder Cos., Inc., (The), Class A	4,031	354,970
Kimberly-Clark Corp.	4,827	614,477
Procter & Gamble Co. (The)	30,602	2,430,105
Total Household & Personal Products		4,145,396

Insurance—4.3%
ACE Ltd.	5,225	610,541
Aflac, Inc.	10,966	656,863
Allstate Corp. (The)	18,257	1,133,577
American International Group, Inc.	31,666	1,962,342
Aon PLC	3,893	358,974
Assurant, Inc.	4,003	322,402
Chubb Corp. (The)	3,349	444,211
Cincinnati Financial Corp.	2,632	155,736
Hartford Financial Services
Group, Inc. (The)	13,294	577,757
Lincoln National Corp.	8,640	434,246
Loews Corp.	11,504	441,754
Marsh & McLennan Cos., Inc.	7,250	402,013
MetLife, Inc.	48,394	2,333,075
Principal Financial Group, Inc.	8,349	375,538

Investments	Shares	Value
Progressive Corp. (The)	20,918	$665,192
Prudential Financial, Inc.	23,975	1,951,805
Torchmark Corp.	2,159	123,408
Travelers Cos., Inc. (The)	7,605	858,300
Unum Group	9,977	332,134
XL Group PLC	6,914	270,891
Total Insurance		14,410,759

Materials—3.4%
Air Products & Chemicals, Inc.	2,447	318,379
Airgas, Inc.	1,217	168,335
Alcoa, Inc.	82,171	811,028
Avery Dennison Corp.	3,053	191,301
Ball Corp.	3,641	264,810
CF Industries Holdings, Inc.	3,361	137,162
Dow Chemical Co. (The)	31,499	1,621,569
E.I. du Pont de Nemours & Co.	12,671	843,889
Eastman Chemical Co.	4,601	310,614
Ecolab, Inc.	3,814	436,245
FMC Corp.	2,840	111,129
Freeport-McMoRan, Inc.(a)	83,768	567,109
International Flavors &
Fragrances, Inc.	822	98,344
International Paper Co.	19,018	716,979
LyondellBasell Industries NV, Class A	13,165	1,144,039
Martin Marietta Materials, Inc.(a)	722	98,611
Monsanto Co.	5,147	507,082
Mosaic Co. (The)	9,918	273,638
Newmont Mining Corp.	13,465	242,235
Nucor Corp.	13,960	562,588
Owens-Illinois, Inc.*	11,136	193,989
PPG Industries, Inc.	4,925	486,689
Praxair, Inc.	3,348	342,835
Sealed Air Corp.	5,306	236,648
Sherwin-Williams Co. (The)	1,414	367,074
Vulcan Materials Co.	1,061	100,763
WestRock Co	7,081	323,035
Total Materials		11,476,119

Media—2.7%
Cablevision Systems Corp., Class A	6,765	215,804
CBS Corp., Class B	9,145	431,004
Comcast Corp., Class A	39,761	2,243,713
Discovery Communications, Inc.,
Class A*	3,705	98,849
Discovery Communications, Inc.,
Class C*	3,874	97,702
Interpublic Group of Cos., Inc. (The)	10,546	245,511
News Corp., Class A	10,123	135,243
News Corp., Class B(a)	9,838	137,339
Omnicom Group, Inc.	6,428	486,342
Scripps Networks Interactive, Inc.,
Class A	1,593	87,950
TEGNA, Inc.	5,662	144,494
Time Warner Cable, Inc.	4,110	762,775
Time Warner, Inc.	13,969	903,375
Twenty-First Century Fox, Inc.,
Class A	17,868	485,295
Twenty-First Century Fox, Inc.,
Class B	17,390	473,530

The accompanying notes are an integral part of these financial statements.

7

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUE SHARES LARGE CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Media (continued)
Viacom, Inc., Class B	10,303	$424,071
Walt Disney Co. (The)	14,736	1,548,459
Total Media		8,921,456

Pharmaceuticals, Biotechnology & Life Sciences—3.6%
AbbVie, Inc.	12,311	729,304
Agilent Technologies, Inc.	3,647	152,481
Alexion Pharmaceuticals, Inc.*	447	85,265
Allergan PLC*	1,500	468,750
Amgen, Inc.	4,271	693,312
Baxalta, Inc.	4,733	184,729
Biogen, Inc.*	1,172	359,042
Bristol-Myers Squibb Co.	7,561	520,121
Celgene Corp.*	2,503	299,759
Eli Lilly & Co.	7,301	615,182
Endo International PLC*	1,637	100,217
Gilead Sciences, Inc.	9,836	995,305
Illumina, Inc.*	377	72,363
Johnson & Johnson	21,669	2,225,840
Mallinckrodt PLC*	1,402	104,631
Merck & Co., Inc.	23,805	1,257,380
Mylan NV*	5,254	284,084
PerkinElmer, Inc.	1,337	71,623
Perrigo Co. PLC	896	129,651
Pfizer, Inc.	46,536	1,502,182
Regeneron Pharmaceuticals, Inc.*	307	166,661
Thermo Fisher Scientific, Inc.	3,895	552,506
Vertex Pharmaceuticals, Inc.*	256	32,213
Waters Corp.*	516	69,443
Zoetis, Inc.	3,207	153,680
Total Pharmaceuticals, Biotechnology &
Life Sciences		11,825,724

Real Estate—0.7%
American Tower Corp.	1,516	146,976
Apartment Investment &
Management Co., Class A	722	28,902
AvalonBay Communities, Inc.	365	67,207
Boston Properties, Inc.	587	74,866
CBRE Group, Inc., Class A*	8,945	309,318
Crown Castle International Corp.	1,358	117,399
Equinix, Inc.	292	88,301
Equity Residential	1,067	87,056
Essex Property Trust, Inc.	177	42,375
General Growth Properties, Inc.	2,947	80,188
HCP, Inc.	2,066	79,004
Host Hotels & Resorts, Inc.	10,698	164,107
Iron Mountain, Inc.	3,543	95,696
Kimco Realty Corp.	1,345	35,589
Macerich Co. (The)	533	43,008
Plum Creek Timber Co., Inc.	980	46,766
Prologis, Inc.	1,540	66,097
Public Storage	366	90,658
Realty Income Corp.	566	29,223
Simon Property Group, Inc.	870	169,163
SL Green Realty Corp.	476	53,778
Ventas, Inc.	1,823	102,872
Vornado Realty Trust	777	77,669

Investments	Shares	Value
Welltower, Inc.	1,720	$117,012
Weyerhaeuser Co.	7,363	220,743
Total Real Estate		2,433,973

Retailing—6.2%
Advance Auto Parts, Inc.	2,126	319,984
Amazon.com, Inc.*	4,801	3,244,948
AutoNation, Inc.*	10,466	624,402
AutoZone, Inc.*	428	317,538
Bed Bath & Beyond, Inc.*(a)	7,001	337,798
Best Buy Co., Inc.	37,057	1,128,386
CarMax, Inc.*(a)	7,423	400,619
Dollar General Corp.	8,093	581,644
Dollar Tree, Inc.*	3,376	260,695
Expedia, Inc.	1,609	199,999
GameStop Corp., Class A(a)	9,811	275,100
Gap, Inc. (The)	19,799	489,035
Genuine Parts Co.	5,613	482,101
Home Depot, Inc. (The)	19,429	2,569,485
Kohl’s Corp.(a)	12,554	597,947
L Brands, Inc.(a)	3,612	346,102
Lowe’s Cos., Inc.	22,958	1,745,726
Macy’s, Inc.	24,009	839,835
Netflix, Inc.*	1,676	191,701
Nordstrom, Inc.(a)	7,517	374,422
O’Reilly Automotive, Inc.*	1,027	260,262
Priceline Group, Inc. (The)*	218	277,939
Ross Stores, Inc.	6,103	328,402
Signet Jewelers Ltd.	1,406	173,908
Staples, Inc.	75,494	714,928
Target Corp.	29,275	2,125,658
Tiffany & Co.	1,812	138,237
TJX Cos., Inc. (The)	12,648	896,870
Tractor Supply Co.	2,163	184,937
TripAdvisor, Inc.*	536	45,694
Urban Outfitters, Inc.*	4,392	99,918
Total Retailing		20,574,220

Semiconductors & Semiconductor Equipment—1.3%
Analog Devices, Inc.	1,706	94,376
Applied Materials, Inc.	16,509	308,223
Avago Technologies Ltd.	1,496	217,144
Broadcom Corp., Class A(a)	4,569	264,180
First Solar, Inc.*(a)	1,954	128,945
Intel Corp.	50,007	1,722,741
KLA-Tencor Corp.	1,292	89,600
Lam Research Corp.	2,055	163,208
Linear Technology Corp.	990	42,045
Microchip Technology, Inc.(a)	1,446	67,297
Micron Technology, Inc.*	38,476	544,820
NVIDIA Corp.	4,306	141,926
Qorvo, Inc.*	720	36,648
Skyworks Solutions, Inc.	1,239	95,192
Texas Instruments, Inc.	7,204	394,851
Xilinx, Inc.	1,511	70,972
Total Semiconductors &
Semiconductor Equipment		4,382,168

The accompanying notes are an integral part of these financial statements.

8

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUE SHARES LARGE CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Software & Services—4.8%
Accenture PLC, Class A	9,130	$954,085
Activision Blizzard, Inc.(a)	3,943	152,634
Adobe Systems, Inc.*	1,534	144,104
Akamai Technologies, Inc.*	1,220	64,209
Alliance Data Systems Corp.*	725	200,513
Alphabet, Inc., Class A*	1,473	1,146,009
Alphabet, Inc., Class C*	1,510	1,145,909
Autodesk, Inc.*	1,257	76,589
Automatic Data Processing, Inc.	4,087	346,251
CA, Inc.	4,811	137,402
Citrix Systems, Inc.*	1,273	96,302
Cognizant Technology Solutions
Corp., Class A*	6,175	370,623
CSRA, Inc.	3,552	106,560
eBay, Inc.*	14,831	407,556
Electronic Arts, Inc.*	2,009	138,058
Facebook, Inc., Class A*	4,783	500,589
Fidelity National Information
Services, Inc.	3,209	194,465
Fiserv, Inc.*	1,752	160,238
International Business Machines Corp.	19,265	2,651,249
Intuit, Inc.	1,321	127,476
MasterCard, Inc., Class A	3,113	303,082
Microsoft Corp.	53,715	2,980,108
Oracle Corp.	32,238	1,177,654
Paychex, Inc.	1,499	79,282
PayPal Holdings, Inc.*	7,670	277,654
Red Hat, Inc.*	631	52,253
salesforce.com, Inc.*	2,094	164,170
Symantec Corp.	10,526	221,046
Teradata Corp.*(a)	2,909	76,856
Total System Services, Inc.	1,445	71,961
VeriSign, Inc.*(a)	368	32,148
Visa, Inc., Class A	5,529	428,774
Western Union Co. (The)	9,442	169,106
Xerox Corp.	55,247	587,276
Yahoo!, Inc.*	4,668	155,258
Total Software & Services		15,897,449

Technology Hardware & Equipment—5.2%
Amphenol Corp., Class A	3,241	169,277
Apple, Inc.	62,326	6,560,435
Cisco Systems, Inc.	57,419	1,559,213
Corning, Inc.	16,024	292,919
EMC Corp.	30,021	770,939
F5 Networks, Inc.*	615	59,630
FLIR Systems, Inc.	1,680	47,158
Harris Corp.	1,872	162,677
Hewlett Packard Enterprise Co.	113,318	1,722,434
HP, Inc.	272,525	3,226,696
Juniper Networks, Inc.	4,957	136,813
Motorola Solutions, Inc.	2,626	179,750
NetApp, Inc.	6,746	178,971
QUALCOMM, Inc.	17,694	884,435
SanDisk Corp.(a)	2,400	182,376
Seagate Technology PLC(a)	13,096	480,099
TE Connectivity Ltd.	6,170	398,644
Western Digital Corp.	7,911	475,055
Total Technology Hardware & Equipment		17,487,521

Investments	Shares	Value
Telecommunication Services—2.9%
AT&T, Inc.	129,387	$4,452,207
CenturyLink, Inc.(a)	22,894	576,013
Frontier Communications Corp.(a)	37,918	177,077
Level 3 Communications, Inc.*	4,928	267,886
Verizon Communications, Inc.	89,765	4,148,938
Total Telecommunication Services		9,622,121

Transportation—3.1%
American Airlines Group, Inc.	31,063	1,315,518
C.H. Robinson Worldwide, Inc.	6,918	429,054
CSX Corp.	15,101	391,871
Delta Air Lines, Inc.	25,438	1,289,452
Expeditors International of
Washington, Inc.	4,460	201,146
FedEx Corp.	10,275	1,530,872
JB Hunt Transport Services, Inc.	2,635	193,304
Kansas City Southern	1,048	78,254
Norfolk Southern Corp.	3,817	322,880
Ryder System, Inc.	3,624	205,952
Southwest Airlines Co.	13,732	591,300
Union Pacific Corp.	9,289	726,400
United Continental Holdings, Inc.*	20,775	1,190,408
United Parcel Service, Inc., Class B	18,664	1,796,037
Total Transportation		10,262,448

Utilities—3.3%
AES Corp.	55,543	531,546
AGL Resources, Inc.	2,179	139,042
Ameren Corp.	4,360	188,483
American Electric Power Co., Inc.	9,869	575,067
CenterPoint Energy, Inc.	14,997	275,345
CMS Energy Corp.	5,908	213,161
Consolidated Edison, Inc.	6,410	411,971
Dominion Resources, Inc.	5,792	391,771
DTE Energy Co.	4,369	350,350
Duke Energy Corp.	10,694	763,445
Edison International	6,412	379,654
Entergy Corp.	5,672	387,738
Eversource Energy	5,092	260,048
Exelon Corp.	36,780	1,021,381
FirstEnergy Corp.	14,641	464,559
NextEra Energy, Inc.	5,781	600,588
NiSource, Inc.	9,050	176,565
NRG Energy, Inc.	53,824	633,508
Pepco Holdings, Inc.	5,845	152,028
PG&E Corp.	10,093	536,847
Pinnacle West Capital Corp.	1,699	109,552
PPL Corp.	9,394	320,617
Public Service Enterprise Group, Inc.	9,036	349,603
SCANA Corp.	2,389	144,511
Sempra Energy	3,511	330,069
Southern Co. (The)	12,423	581,272
TECO Energy, Inc.	3,201	85,307
WEC Energy Group, Inc.	3,258	167,168
Xcel Energy, Inc.	9,951	357,340
Total Utilities		10,898,536

Total Common Stocks
(Cost $295,345,712)		332,948,016

The accompanying notes are an integral part of these financial statements.

9

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUE SHARES LARGE CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (b)
(Cost $4,083,921)	4,083,921	$4,083,921
Total Investments—101.1%
(Cost $299,429,633)		337,031,937
Liabilities in Excess of Other Assets—(1.1)%		(3,632,860)
Net Assets—100.0%		$333,399,077

PLC – Public Limited Company

* Non-income producing security

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $8,381,088; total market value of the collateral held by the fund was $8,621,292. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,537,371.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

10

SCHEDULE OF INVESTMENTS
OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUE SHARES MID CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—0.9%
Dana Holding Corp.(a)	72,592	$1,001,770
Gentex Corp.	15,035	240,710
Thor Industries, Inc.	11,226	630,340
Total Automobiles & Components		1,872,820

Banks—1.6%
Associated Banc-Corp.	8,073	151,369
BancorpSouth, Inc.	4,630	111,074
Bank of Hawaii Corp.	1,439	90,513
Bank of the Ozarks, Inc.(a)	1,350	66,771
Cathay General Bancorp	2,052	64,289
Commerce Bancshares, Inc.(a)	4,056	172,542
Cullen/Frost Bankers, Inc.(a)	2,618	157,080
East West Bancorp, Inc.	3,916	162,749
First Horizon National Corp.	12,393	179,946
First Niagara Financial Group, Inc.	19,611	212,779
FirstMerit Corp.	8,203	152,986
Fulton Financial Corp.	7,934	103,221
Hancock Holding Co.	5,296	133,300
International Bancshares Corp.	2,990	76,843
New York Community Bancorp,
Inc.(a)	12,917	210,806
PacWest Bancorp	2,935	126,499
Prosperity Bancshares, Inc.	2,470	118,214
Signature Bank*	947	145,241
SVB Financial Group*	1,804	214,496
Synovus Financial Corp.	5,298	171,549
TCF Financial Corp.	12,931	182,586
Trustmark Corp.	3,749	86,377
Umpqua Holdings Corp.	10,672	169,685
Valley National Bancorp(a)	9,105	89,684
Washington Federal, Inc.	3,102	73,921
Webster Financial Corp.	3,507	130,425
Total Banks		3,554,945

Capital Goods—10.7%
A.O. Smith Corp.	5,170	396,074
Acuity Brands, Inc.(a)	1,785	417,333
AECOM*	84,435	2,535,583
AGCO Corp.(a)	25,513	1,158,035
B/E Aerospace, Inc.	10,362	439,038
Carlisle Cos., Inc.	6,218	551,474
CLARCOR, Inc.	5,086	252,673
Crane Co.	9,602	459,360
Donaldson Co., Inc.	14,092	403,877
Esterline Technologies Corp.*	3,349	271,269
Fortune Brands Home & Security, Inc.	12,342	684,981
GATX Corp.	5,759	245,045
Graco, Inc.	2,936	211,598
Granite Construction, Inc.	8,890	381,470
Hubbell, Inc.	5,826	588,659
Huntington Ingalls Industries, Inc.	8,843	1,121,735
IDEX Corp.	4,276	327,584
ITT Corp.	11,145	404,786
Joy Global, Inc.	45,573	574,676
KBR, Inc.	49,788	842,413
Kennametal, Inc.	17,261	331,411
KLX, Inc.*	7,346	226,183
Lennox International, Inc.	4,247	530,450

Investments	Shares	Value
Lincoln Electric Holdings, Inc.	8,148	$422,800
MSC Industrial Direct Co., Inc.,
Class A	8,179	460,232
Nordson Corp.	4,289	275,139
NOW, Inc.*	32,476	513,770
Orbital ATK, Inc.	7,417	662,635
Oshkosh Corp.(a)	24,902	972,174
Regal-Beloit Corp.	9,669	565,830
Teledyne Technologies, Inc.*	4,211	373,516
Terex Corp.	58,839	1,087,345
Timken Co.	16,653	476,109
Toro Co. (The)	4,843	353,878
Trinity Industries, Inc.	43,063	1,034,373
Triumph Group, Inc.	17,248	685,608
Valmont Industries, Inc.	4,190	444,224
Wabtec Corp.	7,477	531,764
Watsco, Inc.	5,438	636,953
Woodward, Inc.	6,632	329,345
Total Capital Goods		23,181,402

Commercial & Professional Services—3.8%
CEB, Inc.	2,262	138,864
Clean Harbors, Inc.*	13,217	550,488
Copart, Inc.*	4,736	180,015
Deluxe Corp.	5,132	279,899
FTI Consulting, Inc.*	7,975	276,414
Herman Miller, Inc.	11,079	317,967
HNI Corp.	9,837	354,722
Manpowergroup, Inc.	36,373	3,065,880
MSA Safety, Inc.	4,148	180,314
R.R. Donnelley & Sons Co.(a)	121,340	1,786,125
Rollins, Inc.	8,975	232,453
Towers Watson & Co., Class A	4,401	565,352
Waste Connections, Inc.	6,168	347,382
Total Commercial & Professional Services		8,275,875

Consumer Durables & Apparel—3.9%
Brunswick Corp.	12,861	649,609
CalAtlantic Group, Inc.	10,922	414,162
Carter’s, Inc.	5,351	476,400
Deckers Outdoor Corp.*(a)	5,688	268,474
Jarden Corp.*	24,179	1,381,104
Kate Spade & Co.*	10,842	192,662
KB Home(a)	36,401	448,824
MDC Holdings, Inc.(a)	11,622	296,710
NVR, Inc.*	475	780,425
Polaris Industries, Inc.(a)	8,562	735,904
Skechers U.S.A., Inc., Class A*	15,969	482,424
Tempur Sealy International, Inc.*(a)	6,755	475,957
Toll Brothers, Inc.*	19,374	645,154
TRI Pointe Group, Inc.*	26,885	340,633
Tupperware Brands Corp.(a)	6,820	379,533
Vista Outdoor, Inc.*	8,122	361,510
Total Consumer Durables & Apparel		8,329,485

Consumer Services—2.1%
Brinker International, Inc.	10,516	504,242
Buffalo Wild Wings, Inc.*(a)	1,732	276,514
Cheesecake Factory, Inc.	7,150	329,687
Cracker Barrel Old Country Store, Inc.(a)	3,494	443,144
DeVry Education Group, Inc.(a)	12,404	313,945

The accompanying notes are an integral part of these financial statements.

11

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUE SHARES MID CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Consumer Services (continued)
Domino’s Pizza, Inc.	3,072	$341,760
Dunkin’ Brands Group, Inc.(a)	2,992	127,429
Graham Holdings Co., Class B	1,000	484,970
International Speedway Corp.,
Class A	2,902	97,856
Jack in the Box, Inc.	3,151	241,713
Panera Bread Co., Class A*	2,185	425,594
Service Corp. International	18,608	484,180
Sotheby’s	5,763	148,455
Wendy’s Co. (The)	28,669	308,765
Total Consumer Services		4,528,254

Diversified Financials—1.3%
CBOE Holdings, Inc.	1,523	98,843
Eaton Vance Corp.	7,235	234,631
FactSet Research Systems, Inc.	965	156,880
Federated Investors, Inc., Class B	4,992	143,021
Janus Capital Group, Inc.(a)	12,226	172,264
MarketAxess Holdings, Inc.	446	49,769
MSCI, Inc.	2,389	172,319
Raymond James Financial, Inc.	14,064	815,290
SEI Investments Co.	4,052	212,325
SLM Corp.*	16,953	110,534
Stifel Financial Corp.*	8,623	365,270
Waddell & Reed Financial, Inc.,
Class A	8,525	244,326
WisdomTree Investments, Inc.(a)	2,555	40,062
Total Diversified Financials		2,815,534

Energy—6.5%
Atwood Oceanics, Inc.	16,562	169,429
California Resources Corp.(a)	159,745	372,206
Denbury Resources, Inc.(a)	100,705	203,424
Dril-Quip, Inc.*(a)	2,367	140,197
Energen Corp.	2,732	111,985
Gulfport Energy Corp.*	5,934	145,798
HollyFrontier Corp.	54,877	2,189,044
Nabors Industries Ltd.	85,554	728,065
Noble Corp. PLC(a)	39,532	417,063
Oceaneering International, Inc.	13,412	503,218
Oil States International, Inc.*	7,015	191,159
Patterson-UTI Energy, Inc.	24,903	375,537
QEP Resources, Inc.	29,496	395,246
Rowan Cos. PLC, Class A	17,891	303,252
SM Energy Co.(a)	12,971	255,010
Superior Energy Services, Inc.	36,915	497,245
Western Refining, Inc.(a)	47,350	1,686,607
World Fuel Services Corp.	132,369	5,090,912
WPX Energy, Inc.*(a)	40,543	232,717
Total Energy		14,008,114

Food & Staples Retailing—2.4%
Casey’s General Stores, Inc.	9,247	1,113,801
SUPERVALU, Inc.*	410,193	2,781,109
United Natural Foods, Inc.*(a)	31,981	1,258,772
Total Food & Staples Retailing		5,153,682

Food, Beverage & Tobacco—2.5%
Boston Beer Co., Inc. (The), Class A*(a)	747	150,827
Dean Foods Co.	78,536	1,346,892

Investments	Shares	Value
Flowers Foods, Inc.	27,468	$590,287
Hain Celestial Group, Inc. (The)*	10,420	420,864
Ingredion, Inc.	9,190	880,770
Lancaster Colony Corp.	1,555	179,540
Post Holdings, Inc.*	11,289	696,531
Tootsie Roll Industries, Inc.	2,738	86,493
TreeHouse Foods, Inc.*(a)	6,545	513,521
WhiteWave Foods Co. (The)*	15,803	614,895
Total Food, Beverage & Tobacco		5,480,620

Health Care Equipment & Services—9.4%
Align Technology, Inc.*	1,968	129,593
Allscripts Healthcare Solutions, Inc.*	15,005	230,777
Amsurg Corp.*(a)	4,386	333,336
Centene Corp.*	53,628	3,529,259
Community Health Systems, Inc.*	121,186	3,215,065
Cooper Cos., Inc. (The)	2,113	283,565
Halyard Health, Inc.*	8,228	274,897
Health Net, Inc.*	39,835	2,727,104
Hill-Rom Holdings, Inc.	6,377	306,479
Hologic, Inc.*	10,929	422,843
IDEXX Laboratories, Inc.*(a)	3,578	260,908
LifePoint Hospitals, Inc.*	11,750	862,450
LivaNova PLC*(a)	887	52,661
MEDNAX, Inc.*	6,038	432,683
Molina Healthcare, Inc.*(a)	34,633	2,082,482
Owens & Minor, Inc.	43,015	1,547,680
ResMed, Inc.(a)	4,693	251,967
Sirona Dental Systems, Inc.*	1,699	186,159
STERIS PLC	4,013	302,339
Teleflex, Inc.(a)	2,181	286,692
VCA, Inc.*	6,112	336,160
WellCare Health Plans, Inc.*	27,587	2,157,579
West Pharmaceutical Services, Inc.	3,585	215,889
Total Health Care Equipment & Services		20,428,567

Household & Personal Products—1.0%
Avon Products, Inc.(a)	311,605	1,262,000
Edgewell Personal Care Co.	8,839	692,713
Energizer Holdings, Inc.	8,023	273,263
Total Household & Personal Products		2,227,976

Insurance—6.2%
Alleghany Corp.*	1,628	778,070
American Financial Group, Inc.	13,652	984,036
Arthur J. Gallagher & Co.	19,015	778,474
Aspen Insurance Holdings Ltd.	8,542	412,579
Brown & Brown, Inc.	8,074	259,175
CNO Financial Group, Inc.	32,724	624,701
Endurance Specialty Holdings Ltd.	5,085	325,389
Everest Re Group Ltd.	5,023	919,661
First American Financial Corp.	22,778	817,730
Genworth Financial, Inc., Class A*	373,731	1,394,017
Hanover Insurance Group, Inc. (The)	9,971	811,041
Kemper Corp.	9,204	342,849
Mercury General Corp.	9,877	459,972
Old Republic International Corp.	48,489	903,350
Primerica, Inc.(a)	4,608	217,636
Reinsurance Group of America, Inc.	18,722	1,601,667
RenaissanceRe Holdings Ltd.	2,116	239,510

The accompanying notes are an integral part of these financial statements.

12

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUE SHARES MID CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Insurance (continued)
StanCorp Financial Group, Inc.	4,006	$456,203
W.R. Berkley Corp.	21,106	1,155,554
Total Insurance		13,481,614

Materials—9.1%
Albemarle Corp.	10,900	610,509
Allegheny Technologies, Inc.(a)	51,903	583,909
AptarGroup, Inc.	5,168	375,455
Ashland, Inc.	8,760	899,652
Bemis Co., Inc.	14,484	647,290
Cabot Corp.	11,887	485,941
Carpenter Technology Corp.	12,467	377,376
Chemours Co. (The)	182,379	977,552
Commercial Metals Co.	70,922	970,922
Compass Minerals International,
Inc.(a)	2,633	198,186
Domtar Corp.	22,552	833,296
Eagle Materials, Inc.	2,741	165,639
Greif, Inc., Class A	19,454	599,378
Louisiana-Pacific Corp.*(a)	18,126	326,449
Minerals Technologies, Inc.	5,906	270,849
NewMarket Corp.	933	355,221
Olin Corp.	18,270	315,340
Packaging Corp. of America	14,357	905,209
PolyOne Corp.	17,424	553,386
Reliance Steel & Aluminum Co.	28,046	1,624,144
Royal Gold, Inc.	1,234	45,004
RPM International, Inc.	16,160	712,010
Scotts Miracle-Gro Co., (The), Class A	8,840	570,268
Sensient Technologies Corp.	3,519	221,064
Silgan Holdings, Inc.	11,327	608,486
Sonoco Products Co.	19,129	781,802
Steel Dynamics, Inc.	80,155	1,432,370
United States Steel Corp.(a)	254,086	2,027,606
Valspar Corp. (The)	8,660	718,347
Worthington Industries, Inc.	20,384	614,374
Total Materials		19,807,034

Media—1.6%
AMC Networks, Inc., Class A*(a)	5,101	380,943
Cable One, Inc.	297	128,797
Cinemark Holdings, Inc.	13,143	439,370
DreamWorks Animation SKG, Inc.,
Class A*(a)	5,235	134,906
John Wiley & Sons, Inc., Class A	6,518	293,506
Live Nation Entertainment, Inc.*	45,331	1,113,783
Meredith Corp.	6,107	264,128
New York Times Co., (The), Class A	18,779	252,014
Time, Inc.	31,732	497,240
Total Media		3,504,687

Pharmaceuticals, Biotechnology & Life Sciences—0.9%
Akorn, Inc.*(a)	2,562	95,588
Bio-Rad Laboratories, Inc., Class A*	2,389	331,259
Bio-Techne Corp.	763	68,670
Catalent, Inc.*	11,152	279,135
Charles River Laboratories
International, Inc.*	2,718	218,500
Mettler-Toledo International, Inc.*	1,149	389,660

Investments	Shares	Value
PARAXEL International Corp.*(a)	4,926	$335,559
United Therapeutics Corp.*	1,402	219,567
Total Pharmaceuticals, Biotechnology &
Life Sciences		1,937,938

Real Estate—2.4%
Alexander & Baldwin, Inc.	2,723	96,149
Alexandria Real Estate Equities, Inc.	1,441	130,209
American Campus Communities, Inc.	3,018	124,764
BioMed Realty Trust, Inc.	4,371	103,549
Camden Property Trust	1,904	146,151
Care Capital Properties, Inc.	1,611	49,248
Communications Sales & Leasing, Inc.	2,796	52,257
Corporate Office Properties Trust	4,652	101,553
Corrections Corp. of America	11,294	299,178
Douglas Emmett, Inc.	3,352	104,515
Duke Realty Corp.	8,068	169,589
Equity One, Inc.	2,225	60,409
Extra Space Storage, Inc.	1,352	119,260
Federal Realty Investment Trust	798	116,588
Highwoods Properties, Inc.	2,399	104,596
Hospitality Properties Trust	11,478	300,150
Jones Lang LaSalle, Inc.	5,673	906,886
Kilroy Realty Corp.	1,432	90,617
Lamar Advertising Co., Class A	3,631	217,787
LaSalle Hotel Properties	7,273	182,989
Liberty Property Trust	4,069	126,342
Mack-Cali Realty Corp.	4,259	99,448
Mid-America Apartment
Communities, Inc.	1,829	166,092
National Retail Properties, Inc.	1,959	78,458
Omega Healthcare Investors, Inc.	3,136	109,697
Post Properties, Inc.	1,110	65,668
Potlatch Corp.	3,045	92,081
Rayonier, Inc.	4,007	88,955
Regency Centers Corp.	1,407	95,845
RMR Group, Inc. (The), Class A*	300	4,323
Senior Housing Properties Trust	10,791	160,138
Sovran Self Storage, Inc.	518	55,587
Tanger Factory Outlet Centers, Inc.	2,168	70,894
Taubman Centers, Inc.	1,219	93,522
UDR, Inc.	3,776	141,864
Urban Edge Properties	2,274	53,325
Weingarten Realty Investors	2,463	85,171
WP GLIMCHER, Inc.	13,128	139,288
Total Real Estate		5,203,142

Retailing—8.1%
Aaron’s, Inc.	22,285	498,961
Abercrombie & Fitch Co., Class A(a)	23,800	642,600
American Eagle Outfitters, Inc.(a)	32,984	511,252
Ascena Retail Group, Inc.*	79,183	779,953
Big Lots, Inc.	21,419	825,488
Cabela’s, Inc.*(a)	12,843	600,153
Chico’s FAS, Inc.	37,636	401,576
CST Brands, Inc.	41,765	1,634,682
Dick’s Sporting Goods, Inc.	28,542	1,008,960
Foot Locker, Inc.	17,548	1,142,199
Guess?, Inc.(a)	19,853	374,825
HSN, Inc.	11,631	589,343

The accompanying notes are an integral part of these financial statements.

13

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUE SHARES MID CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Retailing (continued)
JC Penney Co., Inc.*(a)	275,448	$1,834,484
LKQ Corp.*	39,825	1,180,015
Murphy USA, Inc.*	31,748	1,928,374
Office Depot, Inc.*	414,086	2,335,445
Rent-A-Center, Inc.	33,590	502,842
Williams-Sonoma, Inc.	12,220	713,770
Total Retailing		17,504,922

Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc.*(a)	298,768	857,464
Atmel Corp.	23,011	198,125
Cree, Inc.*(a)	10,561	281,662
Cypress Semiconductor Corp.*	22,189	217,674
Fairchild Semiconductor
International, Inc.*	10,961	227,002
Integrated Device Technology, Inc.*	3,055	80,499
Intersil Corp., Class A	6,418	81,894
Silicon Laboratories, Inc.*	1,983	96,255
SunEdison, Inc.*(a)	54,802	278,942
Synaptics, Inc.*	3,028	243,270
Teradyne, Inc.	12,964	267,966
Total Semiconductors & Semiconductor
Equipment		2,830,753

Software & Services—4.6%
ACI Worldwide, Inc.*	7,135	152,689
Acxiom Corp.*	6,701	140,185
ANSYS, Inc.*	1,657	153,273
Broadridge Financial Solutions, Inc.	7,877	423,231
Cadence Design Systems, Inc.*	12,420	258,460
CDK Global, Inc.	7,073	335,755
CommVault Systems, Inc.*	2,478	97,509
Computer Sciences Corp.	63,111	2,062,468
Convergys Corp.	17,954	446,875
CoreLogic, Inc.*	6,408	216,975
DST Systems, Inc.	3,936	448,940
Fair Isaac Corp.	1,444	135,996
Fortinet, Inc.*	4,832	150,613
Gartner, Inc.*	3,739	339,127
Global Payments, Inc.	5,928	382,415
j2 Global, Inc.	1,418	116,730
Jack Henry & Associates, Inc.	2,519	196,633
Leidos Holdings, Inc.	14,270	802,830
Manhattan Associates, Inc.*	1,214	80,330
MAXIMUS, Inc.	5,559	312,694
Mentor Graphics Corp.	10,868	200,189
NeuStar, Inc., Class A*(a)	6,523	156,356
PTC, Inc.*	6,092	210,966
Rackspace Hosting, Inc.*	12,550	317,766
Science Applications International Corp.	13,118	600,542
SolarWinds, Inc.*	1,362	80,222
Solera Holdings, Inc.	3,301	180,994
Synopsys, Inc.*	7,731	352,611
Tyler Technologies, Inc.*	510	88,903
Ultimate Software Group, Inc. (The)*	478	93,454
VeriFone Systems, Inc.*	11,892	333,214
WEX, Inc.*(a)	1,539	136,048
Total Software & Services		10,004,993

Investments	Shares	Value
Technology Hardware & Equipment—13.4%
3D Systems Corp.*(a)	11,268	$97,919
ARRIS Group, Inc.*	25,952	793,353
Arrow Electronics, Inc.*(a)	65,733	3,561,414
Avnet, Inc.	100,669	4,312,660
Belden, Inc.	7,958	379,438
Ciena Corp.*	19,294	399,193
Cognex Corp.	2,167	73,180
Diebold, Inc.(a)	15,258	459,113
FEI Co.	1,851	147,691
Ingram Micro, Inc., Class A	231,231	7,024,798
InterDigital, Inc.	1,382	67,773
IPG Photonics Corp.*(a)	1,562	139,268
Jabil Circuit, Inc.	114,358	2,663,398
Keysight Technologies, Inc.*	16,116	456,566
Knowles Corp.*(a)	11,895	158,560
Lexmark International, Inc., Class A	17,939	582,121
National Instruments Corp.	6,632	190,272
NCR Corp.*	38,543	942,762
NetScout Systems, Inc.*	2,376	72,943
Plantronics, Inc.	2,855	135,384
Polycom, Inc.*	16,037	201,906
SYNNEX Corp.	5,748	516,918
Tech Data Corp.*	67,014	4,448,389
Trimble Navigation Ltd.*	16,827	360,939
Vishay Intertechnology, Inc.(a)	31,582	380,563
Zebra Technologies Corp., Class A*	7,999	557,130
Total Technology Hardware & Equipment		29,123,651

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	31,534	816,415

Transportation—1.8%
Alaska Air Group, Inc.(a)	10,729	863,792
Genesee & Wyoming, Inc., Class A*(a)	5,892	316,342
JetBlue Airways Corp.*	43,146	977,257
Kirby Corp.*(a)	6,815	358,605
Landstar System, Inc.	9,439	553,597
Old Dominion Freight Line, Inc.*	7,937	468,839
Werner Enterprises, Inc.	13,614	318,431
Total Transportation		3,856,863

Utilities—3.9%
Alliant Energy Corp.	8,971	560,239
Aqua America, Inc.	4,404	131,239
Atmos Energy Corp.	11,126	701,383
Black Hills Corp.	5,245	243,526
Cleco Corp.	3,803	198,555
Great Plains Energy, Inc.	15,065	411,425
Hawaiian Electric Industries, Inc.	15,638	452,720
IDACORP, Inc.	3,021	205,428
MDU Resources Group, Inc.	41,096	752,879
National Fuel Gas Co.	7,475	319,556
OGE Energy Corp.	14,561	382,809
ONE Gas, Inc.	5,572	279,547
PNM Resources, Inc.	9,370	286,441
Questar Corp.	9,673	188,430
Talen Energy Corp.*(a)	140,436	874,916
UGI Corp.	34,126	1,152,094

The accompanying notes are an integral part of these financial statements.

14

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUE SHARES MID CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Utilities (continued)
Vectren Corp.	9,853	$417,964
Westar Energy, Inc.	9,747	413,370
WGL Holdings, Inc.	7,014	441,812
Total Utilities		8,414,333

Total Common Stocks
(Cost $211,188,476)		216,343,619

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—5.9%
Dreyfus Institutional Preferred
Money Market Fund—Prime
Shares, 0.23% (b)
(Cost $12,648,260)	12,648,260	12,648,260
Total Investments—105.7%
(Cost $223,836,736)		228,991,879
Liabilities in Excess of Other Assets—(5.7)%		(12,287,355)
Net Assets—100.0%		$216,704,524

PLC – Public Limited Company

* Non-income producing security

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $25,042,336; total market value of the collateral held by the fund was $25,932,510. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,284,250.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

15

SCHEDULE OF INVESTMENTS
OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUE SHARES SMALL CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.9%
Dorman Products, Inc.*(a)	8,474	$402,261
Drew Industries, Inc.	11,538	702,549
Gentherm, Inc.*	8,672	411,053
Motorcar Parts of America, Inc.*	4,127	139,534
Standard Motor Products, Inc.	12,554	477,680
Superior Industries International, Inc.	19,724	363,316
Winnebago Industries, Inc.	23,484	467,331
Total Automobiles & Components		2,963,724

Banks—2.7%
Ameris Bancorp	3,630	123,384
Astoria Financial Corp.	12,510	198,283
Bank Mutual Corp.	5,640	43,992
Banner Corp.	2,753	126,253
BBCN Bancorp, Inc.	9,524	164,003
BofI Holding, Inc.*(a)	5,204	109,544
Boston Private Financial Holdings, Inc.	15,364	174,228
Brookline Bancorp, Inc.	8,786	101,039
Cardinal Financial Corp.	3,585	81,559
Central Pacific Financial Corp.	5,010	110,320
City Holding Co.(a)	1,849	84,388
Columbia Banking System, Inc.	6,123	199,059
Community Bank System, Inc.	4,535	181,128
CVB Financial Corp.	8,366	141,553
Dime Community Bancshares	3,925	68,648
F.N.B. Corp.	22,983	306,593
First BanCorp*	73,659	239,392
First Commonwealth Financial Corp.	12,997	117,883
First Financial Bancorp	8,480	153,234
First Financial Bankshares, Inc.	4,395	132,597
First Midwest Bancorp, Inc.	11,515	212,221
First NBC Bank Holding Co.*	1,066	39,858
Glacier Bancorp, Inc.	7,150	189,689
Hanmi Financial Corp.	4,287	101,688
Home BancShares, Inc.	4,807	194,780
Independent Bank Corp.	3,135	145,840
LegacyTexas Financial Group, Inc.	4,833	120,922
LendingTree, Inc.*	1,178	105,172
MB Financial, Inc.(a)	12,038	389,670
National Penn Bancshares, Inc.	14,501	178,797
NBT Bancorp, Inc.	6,185	172,438
Northfield Bancorp, Inc.(a)	2,796	44,512
Northwest Bancshares, Inc.	11,407	152,740
OFG Bancorp	15,863	116,117
Old National Bancorp	20,995	284,692
Oritani Financial Corp.	3,121	51,496
Pinnacle Financial Partners, Inc.	2,810	144,322
PrivateBancorp, Inc.	7,356	301,743
Provident Financial Services, Inc.	7,453	150,178
S&T Bancorp, Inc.(a)	3,709	114,311
Simmons First National Corp., Class A	3,146	161,578
Southside Bancshares, Inc.(a)	3,180	76,384
Sterling Bancorp(a)	9,672	156,880
Talmer Bancorp, Inc., Class A	8,419	152,468
Texas Capital Bancshares, Inc.*	5,585	276,011
Tompkins Financial Corp.	2,030	114,005
TrustCo Bank Corp.	12,789	78,524
UMB Financial Corp.(a)	9,045	421,045
United Bankshares, Inc.(a)	5,838	215,948

Investments	Shares	Value
United Community Banks, Inc.	7,962	$155,179
Walker & Dunlop, Inc.*	8,051	231,949
Westamerica Bancorporation(a)	1,889	88,311
Wilshire Bancorp, Inc.	8,254	95,334
Wintrust Financial Corp.	8,853	429,547
Total Banks		8,721,429

Capital Goods—15.8%
AAON, Inc.(a)	3,819	88,677
AAR Corp.	35,195	925,277
Actuant Corp., Class A	30,855	739,286
Aegion Corp.*	35,075	677,298
Aerojet Rocketdyne Holdings, Inc.*	52,359	819,942
Aerovironment, Inc.*	4,310	127,016
Albany International Corp., Class A	10,041	366,999
American Science & Engineering, Inc.	2,055	85,036
American Woodmark Corp.*	4,955	396,301
Apogee Enterprises, Inc.	10,292	447,805
Applied Industrial Technologies, Inc.	36,039	1,459,219
Astec Industries, Inc.	13,084	532,519
AZZ, Inc.	7,429	412,830
Barnes Group, Inc.	17,253	610,584
Briggs & Stratton Corp.	56,785	982,380
Chart Industries, Inc.*	31,420	564,303
CIRCOR International, Inc.	8,416	354,734
Comfort Systems USA, Inc.	25,777	732,582
Cubic Corp.	15,583	736,297
Curtiss-Wright Corp.	16,682	1,142,717
DXP Enterprises, Inc.*	26,602	606,526
Dycom Industries, Inc.*(a)	12,093	846,026
EMCOR Group, Inc.	70,281	3,376,299
Encore Wire Corp.	13,644	506,056
EnerSys	22,960	1,284,153
Engility Holdings, Inc.	29,733	965,728
EnPro Industries, Inc.	13,767	603,545
ESCO Technologies, Inc.	7,330	264,906
Federal Signal Corp.	29,046	460,379
Franklin Electric Co., Inc.	17,201	464,943
General Cable Corp.	188,977	2,537,961
Gibraltar Industries, Inc.*	19,741	502,211
Greenbrier Cos., Inc. (The)	209,810	6,844,002
Griffon Corp.	59,676	1,062,233
Harsco Corp.	106,515	839,338
Hillenbrand, Inc.	29,785	882,530
John Bean Technologies Corp.	11,520	574,042
Kaman Corp.	22,379	913,287
Lindsay Corp.(a)	4,501	325,872
Lydall, Inc.*	8,092	287,104
Moog, Inc., Class A*	20,712	1,255,147
Mueller Industries, Inc.	39,312	1,065,355
MYR Group, Inc.*	26,864	553,667
National Presto Industries, Inc.	2,788	231,014
Orion Marine Group, Inc.*(a)	46,499	193,901
PGT, Inc.*	16,247	185,053
Powell Industries, Inc.	12,999	338,364
Quanex Building Products Corp.	15,560	324,426
Simpson Manufacturing Co., Inc.	11,460	391,359
SPX Corp.	143,913	1,342,708
SPX FLOW, Inc.*	49,046	1,368,874
Standex International Corp.	4,883	406,021
TASER International, Inc.*(a)	5,803	100,334

The accompanying notes are an integral part of these financial statements.

16

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUE SHARES SMALL CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Capital Goods (continued)
Tennant Co.	7,278	$409,460
Titan International, Inc.	196,488	774,163
Universal Forest Products, Inc.	20,313	1,388,800
Veritiv Corp.*(a)	116,403	4,216,117
Vicor Corp.*	11,576	105,573
Watts Water Technologies, Inc.,
Class A	14,503	720,364
Total Capital Goods		51,719,643

Commercial & Professional Services—6.5%
ABM Industries, Inc.	92,329	2,628,607
Brady Corp., Class A	25,364	582,865
Brink’s Co. (The)	52,946	1,528,022
CDI Corp.	71,777	485,212
Essendant, Inc.	83,631	2,718,844
Exponent, Inc.	2,963	148,002
G&K Services, Inc., Class A	7,404	465,712
Healthcare Services Group, Inc.	20,267	706,710
Heidrick & Struggles
International, Inc.	9,501	258,617
Insperity, Inc.	27,605	1,329,181
Interface, Inc.	27,545	527,211
Kelly Services, Inc., Class A	177,499	2,866,609
Korn/Ferry International	15,039	498,994
Matthews International Corp.,
Class A	13,140	702,333
Mobile Mini, Inc.(a)	8,093	251,935
Navigant Consulting, Inc.*	25,322	406,671
On Assignment, Inc.*	22,642	1,017,758
Resources Connection, Inc.	17,909	292,633
Tetra Tech, Inc.	33,504	871,774
TrueBlue, Inc.*	49,379	1,272,003
UniFirst Corp.	6,870	715,854
US Ecology, Inc.	7,984	290,937
Viad Corp.	18,186	513,391
WageWorks, Inc.*	3,893	176,625
Total Commercial & Professional Services		21,256,500

Consumer Durables & Apparel—3.7%
Arctic Cat, Inc.	22,260	364,619
Callaway Golf Co.	42,638	401,650
Crocs, Inc.*(a)	50,871	520,919
Ethan Allen Interiors, Inc.	13,757	382,720
G-III Apparel Group Ltd.*	22,518	996,647
Helen of Troy Ltd.*	7,119	670,966
Iconix Brand Group, Inc.*(a)	24,623	168,175
Installed Building Products, Inc.*	12,672	314,646
iRobot Corp.*(a)	8,103	286,846
La-Z-Boy, Inc.	29,579	722,319
M/I Homes, Inc.*	31,206	684,035
Meritage Homes Corp.*	36,270	1,232,817
Movado Group, Inc.	11,140	286,409
Oxford Industries, Inc.	7,308	466,397
Perry Ellis International, Inc.*	23,550	433,791
Steven Madden Ltd.*	23,552	711,741
Sturm Ruger & Co., Inc.(a)	4,508	268,722
TopBuild Corp.*	27,317	840,544
Tumi Holdings, Inc.*	15,858	263,719
Unifi, Inc.*	12,127	341,375

Investments	Shares	Value
Universal Electronics, Inc.*	5,875	$301,681
Wolverine World Wide, Inc.	82,073	1,371,440
Total Consumer Durables & Apparel		12,032,178

Consumer Services—3.9%
American Public Education, Inc.*	8,266	153,830
Biglari Holdings, Inc.*(a)	1,267	412,814
BJ’s Restaurants, Inc.*	10,715	465,781
Bob Evans Farms, Inc.	16,930	657,730
Boyd Gaming Corp.*	59,636	1,184,967
Capella Education Co.	4,539	209,793
Career Education Corp.*	74,738	271,299
DineEquity, Inc.	4,105	347,570
Interval Leisure Group, Inc.(a)	22,465	350,679
Marcus Corp. (The)	12,184	231,130
Marriott Vacations Worldwide Corp.	12,046	686,020
Monarch Casino & Resort, Inc.*	4,571	103,853
Papa John’s International, Inc.	14,763	824,809
Pinnacle Entertainment, Inc.*	38,588	1,200,859
Popeyes Louisiana Kitchen, Inc.*	2,315	135,427
Red Robin Gourmet Burgers, Inc.*	10,233	631,785
Regis Corp.*	62,745	887,842
Ruby Tuesday, Inc.*	103,496	570,263
Ruth’s Hospitality Group, Inc.	9,418	149,935
Scientific Games Corp., Class A*(a)	162,877	1,461,007
Sonic Corp.	9,821	317,317
Strayer Education, Inc.*	3,884	233,506
Texas Roadhouse, Inc.	26,126	934,527
Universal Technical Institute, Inc.	41,758	194,592
Total Consumer Services		12,617,335

Diversified Financials—2.0%
Calamos Asset Management,
Inc., Class A	13,133	127,127
Cash America International, Inc.(a)	17,691	529,845
Encore Capital Group, Inc.*(a)	19,073	554,643
Enova International, Inc.*	50,010	330,566
Evercore Partners, Inc., Class A	10,494	567,410
EZCORP, Inc., Class A*	94,036	469,240
Financial Engines, Inc.(a)	4,609	155,185
First Cash Financial Services, Inc.*	9,897	370,445
Green Dot Corp., Class A*	21,587	354,458
Greenhill & Co., Inc.	4,824	138,015
HFF, Inc., Class A	6,969	216,527
Interactive Brokers Group, Inc.,
Class A	18,109	789,552
INTL. FCStone, Inc.*	8,974	300,270
Investment Technology Group, Inc.	16,686	283,996
Piper Jaffray Cos.*	7,892	318,837
PRA Group, Inc.*(a)	12,762	442,714
Virtus Investment Partners, Inc.(a)	1,689	198,390
World Acceptance Corp.*(a)	7,800	289,380
Total Diversified Financials		6,436,600

Energy—4.2%
Archrock, Inc.	190,213	1,430,402
Basic Energy Services, Inc.*(a)	202,802	543,509
Bill Barrett Corp.*(a)	22,692	89,180
Bonanza Creek Energy, Inc.*(a)	28,898	152,292
Bristow Group, Inc.(a)	35,304	914,374

The accompanying notes are an integral part of these financial statements.

17

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUE SHARES SMALL CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Energy (continued)
CARBO Ceramics, Inc.(a)	12,368	$212,730
Carrizo Oil & Gas, Inc.*	7,881	233,120
Cloud Peak Energy, Inc.*(a)	293,061	609,567
Contango Oil & Gas Co.*	5,533	35,467
Era Group, Inc.*	14,588	162,656
Exterran Corp.*	70,678	1,134,382
Geospace Technologies Corp.*(a)	4,428	62,302
Green Plains, Inc.	74,817	1,713,309
Gulf Island Fabrication, Inc.	20,007	209,273
GulfMark Offshore, Inc., Class A*(a)	27,782	129,742
Helix Energy Solutions Group, Inc.*	74,405	391,370
Hornbeck Offshore Services, Inc.*(a)	29,174	289,990
Matrix Service Co.*	32,164	660,649
Newpark Resources, Inc.*	79,567	420,114
Northern Oil and Gas, Inc.*(a)	27,431	105,884
PDC Energy, Inc.*(a)	3,488	186,189
Pioneer Energy Services Corp.*	162,785	353,243
REX American Resources Corp.*(a)	6,050	327,123
Rex Energy Corp.*(a)	107,211	112,572
SEACOR Holdings, Inc.*(a)	10,998	578,055
Stone Energy Corp.*(a)	65,073	279,163
Synergy Resources Corp.*(a)	6,268	53,403
Tesco Corp.	25,705	186,104
TETRA Technologies, Inc.*	73,897	555,705
Tidewater, Inc.(a)	111,425	775,518
U.S. Silica Holdings, Inc.	18,726	350,738
Unit Corp.*(a)	44,368	541,290
Total Energy		13,799,415

Food & Staples Retailing—1.9%
Andersons, Inc. (The)	70,800	2,239,404
SpartanNash Co.	184,847	4,000,089
Total Food & Staples Retailing		6,239,493

Food, Beverage & Tobacco—2.7%
B&G Foods, Inc.	12,573	440,307
Calavo Growers, Inc.	8,258	404,642
Cal-Maine Foods, Inc.(a)	16,555	767,159
Darling Ingredients, Inc.*	184,883	1,944,969
Diamond Foods, Inc.*	11,334	436,926
J&J Snack Foods Corp.	4,337	505,998
Sanderson Farms, Inc.(a)	20,439	1,584,431
Seneca Foods Corp., Class A*	23,188	671,988
Snyder’s-Lance, Inc.(a)	24,017	823,783
Universal Corp.(a)	20,466	1,147,733
Total Food, Beverage & Tobacco		8,727,936

Health Care Equipment & Services—6.7%
Abaxis, Inc.(a)	1,999	111,304
ABIOMED, Inc.*	1,360	122,781
Aceto Corp.	10,303	277,975
Air Methods Corp.*(a)	12,930	542,155
Almost Family, Inc.*	6,735	257,479
Amedisys, Inc.*	15,573	612,330
AMN Healthcare Services, Inc.*	23,127	718,093
Analogic Corp.	3,267	269,854
AngioDynamics, Inc.*	14,474	175,714
Anika Therapeutics, Inc.*	979	37,359
Cantel Medical Corp.	4,306	267,575
Chemed Corp.(a)	5,246	785,851

Investments	Shares	Value
Computer Programs & Systems, Inc.	1,932	$96,117
CONMED Corp.	8,870	390,723
CorVel Corp.*	6,250	274,500
Cross Country Healthcare, Inc.*	22,397	367,087
CryoLife, Inc.	6,947	74,889
Cynosure, Inc., Class A*	4,070	181,807
Ensign Group, Inc. (The)	27,150	614,405
ExamWorks Group, Inc.*	15,620	415,492
Greatbatch, Inc.*	5,780	303,450
Haemonetics Corp.*	15,104	486,953
HealthEquity, Inc.*(a)	1,538	38,558
HealthStream, Inc.*	4,467	98,274
Healthways, Inc.*(a)	32,170	414,028
HMS Holdings Corp.*(a)	18,079	223,095
ICU Medical, Inc.*	1,514	170,749
Inogen, Inc.*(a)	1,871	75,008
Integra LifeSciences Holdings Corp.*	7,094	480,831
Invacare Corp.	33,739	586,721
Kindred Healthcare, Inc.(a)	259,354	3,088,906
Landauer, Inc.	2,603	85,691
LHC Group, Inc.*	8,692	393,661
Magellan Health, Inc.*(a)	38,438	2,370,087
Masimo Corp.*	7,679	318,755
MedAssets, Inc.*	12,765	394,949
Medidata Solutions, Inc.*	4,361	214,954
Meridian Bioscience, Inc.	4,919	100,938
Merit Medical Systems, Inc.*	14,673	272,771
Natus Medical, Inc.*	3,806	182,878
Neogen Corp.*	2,554	144,352
NuVasive, Inc.*	8,024	434,179
Omnicell, Inc.*	8,448	262,564
PharMerica Corp.*	33,998	1,189,930
Providence Service Corp. (The)*	18,337	860,372
Quality Systems, Inc.	15,074	242,993
Select Medical Holdings Corp.	145,278	1,730,261
SurModics, Inc.*	1,231	24,952
US Physical Therapy, Inc.	3,244	174,138
Vascular Solutions, Inc.*	2,007	69,021
Total Health Care Equipment & Services		22,027,509

Household & Personal Products—0.4%
Central Garden & Pet Co.*	28,612	386,834
Central Garden & Pet Co., Class A*	26,933	366,289
Inter Parfums, Inc.	9,542	227,290
Medifast, Inc.	4,726	143,576
WD-40 Co.	1,931	190,493
Total Household & Personal Products		1,314,482

Insurance—2.4%
American Equity Investment Life
Holding Co.	33,568	806,639
AMERISAFE, Inc.	4,212	214,391
eHealth, Inc.*	8,748	87,305
Employers Holdings, Inc.	14,156	386,459
HCI Group, Inc.(a)	4,354	151,737
Horace Mann Educators Corp.	16,427	545,048
Infinity Property & Casualty Corp.	9,431	775,511
Navigators Group, Inc. (The)*	6,233	534,729
ProAssurance Corp.	8,414	408,331
RLI Corp.	6,888	425,334
Safety Insurance Group, Inc.	7,715	434,972

The accompanying notes are an integral part of these financial statements.

18

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUE SHARES SMALL CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Insurance (continued)
Selective Insurance Group, Inc.	30,746	$1,032,451
Stewart Information Services Corp.	27,858	1,039,939
United Fire Group, Inc.	13,414	513,890
United Insurance Holdings Corp.	9,245	158,089
Universal Insurance Holdings, Inc.	12,000	278,160
Total Insurance		7,792,985

Materials—7.6%
A. Schulman, Inc.	40,970	1,255,321
AK Steel Holding Corp.*(a)	1,673,533	3,748,714
American Vanguard Corp.	10,314	144,499
Balchem Corp.	4,822	293,178
Boise Cascade Co.*(a)	72,343	1,846,917
Calgon Carbon Corp.	16,618	286,660
Century Aluminum Co.*(a)	285,323	1,261,128
Clearwater Paper Corp.*	20,234	921,254
Deltic Timber Corp.	1,779	104,730
Ferroglobe PLC	42,568	457,606
Flotek Industries, Inc.*(a)	17,198	196,745
FutureFuel Corp.	12,681	171,193
H.B. Fuller Co.	29,259	1,067,076
Hawkins, Inc.	4,903	175,380
Haynes International, Inc.	7,081	259,802
Headwaters, Inc.*	25,341	427,503
Innophos Holdings, Inc.	13,817	400,417
Innospec, Inc.	9,730	528,436
Intrepid Potash, Inc.*(a)	44,670	131,776
Kaiser Aluminum Corp.	8,606	719,978
KapStone Paper and Packaging Corp.	54,757	1,236,961
Koppers Holdings, Inc.*	45,123	823,495
Kraton Performance Polymers, Inc.*	28,964	481,092
LSB Industries, Inc.*(a)	58,711	425,655
Materion Corp.	20,572	576,016
Myers Industries, Inc.	21,950	292,374
Neenah Paper, Inc.	7,077	441,817
Olympic Steel, Inc.	62,634	725,302
PH Glatfelter Co.	45,488	838,799
Quaker Chemical Corp.	4,994	385,836
Rayonier Advanced Materials, Inc.	50,433	493,739
Schweitzer-Mauduit International, Inc.	9,154	384,376
Stepan Co.	18,054	897,103
Stillwater Mining Co.*(a)	45,545	390,321
SunCoke Energy, Inc.	234,553	813,899
TimkenSteel Corp.(a)	83,408	698,959
Tredegar Corp.	32,141	437,760
Wausau Paper Corp.	17,552	179,557
Total Materials		24,921,374

Media—0.9%
E.W. Scripps Co., (The), Class A(a)	19,663	373,597
Gannett Co., Inc.	87,720	1,428,959
Harte-Hanks, Inc.	74,864	242,560
Scholastic Corp.	19,131	737,691
Sizmek, Inc.*	16,571	60,484
Total Media		2,843,291

Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Acorda Therapeutics, Inc.*	6,240	266,947
Affymetrix, Inc.*(a)	18,861	190,307
Albany Molecular Research, Inc.*(a)	9,361	185,816

Investments	Shares	Value
ANI Pharmaceuticals, Inc.*(a)	759	$34,250
Cambrex Corp.*	4,075	191,892
Depomed, Inc.*(a)	11,498	208,459
Emergent BioSolutions, Inc.*	6,808	272,388
Enanta Pharmaceuticals, Inc.*(a)	2,299	75,913
Impax Laboratories, Inc.*	8,722	372,953
Lannett Co., Inc.*(a)	4,833	193,900
Ligand Pharmaceuticals, Inc.*(a)	397	43,043
Luminex Corp.*	5,325	113,902
Medicines Co. (The)*(a)	6,256	233,599
MiMedx Group, Inc.*(a)	10,504	98,422
Momenta Pharmaceuticals, Inc.*	2,754	40,869
Nektar Therapeutics*(a)	3,375	56,869
Phibro Animal Health Corp., Class A	11,850	357,041
Prestige Brands Holdings, Inc.*	6,659	342,805
Repligen Corp.*(a)	1,346	38,078
Sagent Pharmaceuticals, Inc.*	10,512	167,246
Spectrum Pharmaceuticals, Inc.*(a)	14,227	85,789
Supernus Pharmaceuticals, Inc.*	5,012	67,361
Total Pharmaceuticals, Biotechnology &
Life Sciences		3,637,849

Real Estate—1.7%
Acadia Realty Trust	3,480	115,362
Agree Realty Corp.	799	27,158
American Assets Trust, Inc.	3,564	136,679
Capstead Mortgage Corp.	6,835	59,738
CareTrust REIT, Inc.	3,023	33,102
Cedar Realty Trust, Inc.	4,725	33,453
Chesapeake Lodging Trust	10,927	274,923
CoreSite Realty Corp.	2,798	158,703
Cousins Properties, Inc.	21,264	200,520
DiamondRock Hospitality Co.	44,627	430,651
EastGroup Properties, Inc.	2,255	125,401
Education Realty Trust, Inc.	3,350	126,898
EPR Properties	3,690	215,680
Forestar Group, Inc.*(a)	10,451	114,334
Four Corners Property Trust, Inc.*	436	10,534
Franklin Street Properties Corp.	12,442	128,775
Geo Group, Inc. (The)	32,774	947,496
Getty Realty Corp.	3,056	52,410
Government Properties Income Trust(a)	7,527	119,453
Healthcare Realty Trust, Inc.	7,052	199,713
Inland Real Estate Corp.	9,858	104,692
Kite Realty Group Trust	6,776	175,702
Lexington Realty Trust	26,551	212,408
LTC Properties, Inc.	1,608	69,369
Medical Properties Trust, Inc.	17,260	198,663
Parkway Properties, Inc.	15,211	237,748
Pennsylvania Real Estate
Investment Trust	9,986	218,394
PS Business Parks, Inc.	2,164	189,199
Retail Opportunity Investments Corp.	5,202	93,116
RMR Group, Inc. (The), Class A*	91	1,311
Sabra Health Care REIT, Inc.	5,876	118,871
Saul Centers, Inc.	1,894	97,105
Summit Hotel Properties, Inc.	18,272	218,350
Universal Health Realty Income Trust	796	39,808
Urstadt Biddle Properties, Inc., Class A	2,726	52,448
Total Real Estate		5,538,167

The accompanying notes are an integral part of these financial statements.

19

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUE SHARES SMALL CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Retailing—13.0%
Barnes & Noble Education, Inc.*(a)	99,387	$988,901
Barnes & Noble, Inc.	292,148	2,544,609
Big 5 Sporting Goods Corp.	52,473	524,205
Blue Nile, Inc.*	6,716	249,365
Buckle, Inc. (The)(a)	18,382	565,798
Caleres, Inc.	46,722	1,253,084
Cato Corp., (The), Class A(a)	12,796	471,149
Children’s Place, Inc. (The)	16,434	907,157
Core-Mark Holding Co., Inc.	49,740	4,075,696
Express, Inc.*	62,610	1,081,901
Finish Line, Inc., (The), Class A	56,971	1,030,036
Five Below, Inc.*	10,419	334,450
Francesca’s Holdings Corp.*	11,201	195,009
Fred’s, Inc., Class A(a)	61,669	1,009,521
FTD Cos., Inc.*(a)	20,160	527,587
Genesco, Inc.*	25,153	1,429,445
Group 1 Automotive, Inc.	68,431	5,180,227
Haverty Furniture Cos., Inc.	18,511	396,876
Hibbett Sports, Inc.*(a)	14,591	441,232
Kirkland’s, Inc.	16,995	246,427
Lithia Motors, Inc., Class A(a)	34,799	3,712,009
Lumber Liquidators Holdings, Inc.*	28,071	487,313
MarineMax, Inc.*	20,482	377,278
Men’s Wearhouse, Inc. (The)	102,545	1,505,361
Monro Muffler Brake, Inc.	6,510	431,092
Nutrisystem, Inc.	10,643	230,314
Outerwall, Inc.(a)	28,083	1,026,153
Pep Boys-Manny, Moe & Jack (The)*	66,823	1,230,211
PetMed Express, Inc.(a)	6,889	118,077
Pool Corp.	14,402	1,163,394
Select Comfort Corp.*	29,560	632,880
Sonic Automotive, Inc., Class A	206,146	4,691,883
Stage Stores, Inc.(a)	100,127	912,157
Stein Mart, Inc.	89,500	602,335
Tuesday Morning Corp.*	68,464	445,016
Vitamin Shoppe, Inc.*	19,769	646,446
VOXX International Corp.*	69,541	365,786
Zumiez, Inc.*(a)	25,475	385,182
Total Retailing		42,415,562

Semiconductors & Semiconductor Equipment—1.4%
Advanced Energy Industries, Inc.*	9,853	278,150
Brooks Automation, Inc.	24,038	256,726
Cabot Microelectronics Corp.*	5,066	221,789
CEVA, Inc.*	1,197	27,962
Cirrus Logic, Inc.*	13,671	403,705
Cohu, Inc.	12,115	146,228
Diodes, Inc.*	18,706	429,864
DSP Group, Inc.*	7,182	67,798
Exar Corp.*	6,110	37,454
Kopin Corp.*	1,147	3,120
Kulicke & Soffa Industries, Inc.*	28,498	332,572
Microsemi Corp.*	19,178	625,011
MKS Instruments, Inc.	11,960	430,560
Monolithic Power Systems, Inc.	2,605	165,964
Nanometrics, Inc.*	5,823	88,160
Power Integrations, Inc.	3,698	179,834
Rambus, Inc.*	12,317	142,754
Rudolph Technologies, Inc.*	7,482	106,394
Semtech Corp.*	14,901	281,927

Investments	Shares	Value
Tessera Technologies, Inc.(a)	4,194	$125,862
Ultratech, Inc.*	4,856	96,246
Veeco Instruments, Inc.*	11,556	237,591
Total Semiconductors &
Semiconductor Equipment		4,685,671
Software & Services—3.8%
Blackbaud, Inc.	4,718	310,727
Blucora, Inc.*	23,154	226,909
Bottomline Technologies (de), Inc.*(a)	5,633	167,469
CACI International, Inc., Class A*	18,285	1,696,482
Cardtronics, Inc.*(a)	17,131	576,458
Ciber, Inc.*	116,448	408,732
comScore, Inc.*(a)	4,899	201,594
Constant Contact, Inc.*	6,197	181,200
CSG Systems International, Inc.	10,923	393,010
DHI Group, Inc.*	14,463	132,626
Ebix, Inc.(a)	4,083	133,882
EPIQ Systems, Inc.	16,721	218,543
Exlservice Holdings, Inc.*	6,466	290,517
Forrester Research, Inc.	5,259	149,776
Heartland Payment Systems, Inc.	14,068	1,333,928
Interactive Intelligence Group, Inc.*	6,032	189,525
Liquidity Services, Inc.*(a)	34,168	222,092
LivePerson, Inc.*	10,788	72,819
LogMeIn, Inc.*	2,012	135,005
ManTech International Corp., Class A	25,661	775,989
MicroStrategy, Inc., Class A*	1,739	311,785
Monotype Imaging Holdings, Inc.	3,907	92,361
Monster Worldwide, Inc.*(a)	62,687	359,197
NIC, Inc.	7,281	143,290
Perficient, Inc.*	12,974	222,115
Progress Software Corp.*	8,119	194,856
QuinStreet, Inc.*	30,421	130,506
Rovi Corp.*	24,062	400,873
Stamps.com, Inc.*	837	91,744
Sykes Enterprises, Inc.*	21,097	649,366
Synchronoss Technologies, Inc.*(a)	7,608	268,030
Take-Two Interactive Software, Inc.*	13,934	485,461
Tangoe, Inc.*	12,594	105,664
TeleTech Holdings, Inc.	22,758	635,176
VASCO Data Security
International, Inc.*(a)	7,471	124,990
Virtusa Corp.*	5,385	222,616
XO Group, Inc.*	4,434	71,210
Total Software & Services		12,326,523

Technology Hardware & Equipment—8.3%
ADTRAN, Inc.	18,500	318,570
Agilysys, Inc.*	4,456	44,515
Anixter International, Inc.*	50,474	3,048,125
Badger Meter, Inc.	3,309	193,874
Bel Fuse, Inc., Class B	17,349	299,964
Benchmark Electronics, Inc.*	65,509	1,354,071
Black Box Corp.	53,722	511,971
CalAmp Corp.*	6,395	127,452
Checkpoint Systems, Inc.	50,704	317,914
Coherent, Inc.*	6,220	404,984
Comtech Telecommunications Corp.	8,160	163,934
CTS Corp.	10,901	192,294
Daktronics, Inc.	33,294	290,324

The accompanying notes are an integral part of these financial statements.

20

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUE SHARES SMALL CAP FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Digi International, Inc.*	8,381	$95,376
DTS, Inc.*	2,972	67,108
Electro Scientific Industries, Inc.*	10,149	52,673
Electronics For Imaging, Inc.*	8,994	420,380
ePlus, Inc.*	5,837	544,359
Fabrinet*	16,312	388,552
FARO Technologies, Inc.*	5,870	173,282
Harmonic, Inc.*(a)	41,809	170,163
II-VI, Inc.*	20,423	379,051
Insight Enterprises, Inc.*	105,642	2,653,727
Itron, Inc.*	26,989	976,462
Ixia*	20,216	251,285
Littelfuse, Inc.	4,121	440,988
Lumentum Holdings, Inc.*	20,215	445,134
Mercury Systems, Inc.*	6,083	111,684
Methode Electronics, Inc.	13,780	438,617
MTS Systems Corp.	4,709	298,598
NETGEAR, Inc.*	15,055	630,955
Newport Corp.*	19,609	311,195
OSI Systems, Inc.*	5,359	475,129
Park Electrochemical Corp.	4,968	74,818
Plexus Corp.*(a)	38,480	1,343,722
QLogic Corp.*	20,698	252,516
Rofin-Sinar Technologies, Inc.*	10,196	273,049
Rogers Corp.*	6,727	346,911
Ruckus Wireless, Inc.*(a)	17,320	185,497
Sanmina Corp.*(a)	158,576	3,263,494
ScanSource, Inc.*	47,505	1,530,611
Super Micro Computer, Inc.*(a)	41,008	1,005,106
TTM Technologies, Inc.*	134,858	877,926
ViaSat, Inc.*(a)	11,633	709,729
Viavi Solutions, Inc.*	130,417	794,239
Total Technology Hardware & Equipment		27,250,328

Telecommunication Services—0.7%
8x8, Inc.*	7,159	81,971
Atlantic Tele-Network, Inc.	2,544	199,017
Cincinnati Bell, Inc.*	167,827	604,177
Consolidated Communications
Holdings, Inc.	18,315	383,699
General Communication,
Inc., Class A*	25,968	513,647
Iridium Communications, Inc.*(a)	26,391	221,948
Lumos Networks Corp.*	8,818	98,762
Spok Holdings, Inc.	5,943	108,876
Total Telecommunication Services		2,212,097

Transportation—4.8%
Allegiant Travel Co.	3,626	608,552
ArcBest Corp.	62,676	1,340,640
Atlas Air Worldwide Holdings, Inc.*	23,571	974,425
Celadon Group, Inc.	40,641	401,939
Echo Global Logistics, Inc.*	34,130	695,911
Forward Air Corp.	10,711	460,680
Hawaiian Holdings, Inc.*	31,030	1,096,290
Heartland Express, Inc.(a)	22,452	382,133
Hub Group, Inc., Class A*	53,045	1,747,833
Knight Transportation, Inc.(a)	24,905	603,448
Marten Transport Ltd.	19,642	347,663
Matson, Inc.	21,078	898,555

Investments	Shares	Value
Republic Airways Holdings, Inc.*	162,254	$637,658
Roadrunner Transportation
Systems, Inc.*	105,147	991,536
Saia, Inc.*	27,555	613,099
SkyWest, Inc.	81,101	1,542,541
UTi Worldwide, Inc.*	308,455	2,168,439
Total Transportation		15,511,342

Utilities—2.8%
ALLETE, Inc.	14,276	725,649
American States Water Co.(a)	5,704	239,283
Avangrid, Inc.*	17,890	686,976
Avista Corp.	22,000	778,140
El Paso Electric Co.	12,039	463,501
Laclede Group, Inc. (The)	17,817	1,058,508
New Jersey Resources Corp.	49,881	1,644,078
Northwest Natural Gas Co.	7,607	384,990
NorthWestern Corp.	11,307	613,405
Piedmont Natural Gas Co., Inc.	12,447	709,728
South Jersey Industries, Inc.	18,171	427,382
Southwest Gas Corp.	23,519	1,297,308
Total Utilities		9,028,948

Total Common Stocks
(Cost $326,017,448)		326,020,381

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—8.2%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (b)
(Cost $26,707,172)	26,707,172	26,707,172
Total Investments—108.1%
(Cost $352,724,620)		352,727,553
Liabilities in Excess of Other Assets—(8.1)%		(26,326,236)
Net Assets—100.0%		$326,401,317

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $33,944,998; total market value of the collateral held by the fund was $35,486,663. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,779,491.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

21

SCHEDULE OF INVESTMENTS
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
(FORMERLY REVENUE SHARES FINANCIALS SECTOR FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—29.1%
Bank of America Corp.	89,881	$1,512,697
BB&T Corp.	4,610	174,304
Citigroup, Inc.	25,390	1,313,932
Comerica, Inc.	1,179	49,318
Fifth Third Bancorp	5,443	109,404
Huntington Bancshares, Inc.	4,983	55,112
JPMorgan Chase & Co.	26,294	1,736,193
KeyCorp	6,008	79,246
M&T Bank Corp.	684	82,887
People’s United Financial, Inc.(a)	1,451	23,434
PNC Financial Services Group,
Inc. (The)	3,061	291,744
Regions Financial Corp.	10,041	96,394
SunTrust Banks, Inc.	3,517	150,668
U.S. Bancorp	8,190	349,467
Wells Fargo & Co.	29,625	1,610,415
Zions Bancorporation	1,429	39,012
Total Banks		7,674,227

Capital Markets—11.3%
Affiliated Managers Group, Inc.*	326	52,082
Ameriprise Financial, Inc.	2,184	232,421
Bank of New York Mellon Corp. (The)	7,074	291,590
BlackRock, Inc.	669	227,808
Charles Schwab Corp. (The)	3,616	119,075
E*TRADE Financial Corp.*	1,181	35,005
Franklin Resources, Inc.	4,407	162,266
Goldman Sachs Group, Inc. (The)	3,649	657,659
Invesco Ltd.	3,186	106,667
Legg Mason, Inc.	1,375	53,941
Morgan Stanley	20,778	660,948
Northern Trust Corp.	1,261	90,906
State Street Corp.	2,990	198,416
T. Rowe Price Group, Inc.	1,120	80,069
Total Capital Markets		2,968,853

Consumer Finance—4.7%
American Express Co.	8,418	585,472
Capital One Financial Corp.	4,811	347,258
Discover Financial Services	2,534	135,873
Navient Corp.	3,692	42,273
Synchrony Financial*	4,261	129,577
Total Consumer Finance		1,240,453

Diversified Financial Services—16.2%
Berkshire Hathaway, Inc., Class B*	27,910	3,685,237
CME Group, Inc.	666	60,340
Intercontinental Exchange, Inc.	247	63,296
Leucadia National Corp.	13,306	231,391
McGraw Hill Financial, Inc.	1,042	102,720
Moody’s Corp.	678	68,031
Nasdaq, Inc.	1,159	67,419
Total Diversified Financial Services		4,278,434

Insurance—33.0%
ACE Ltd.	3,141	367,026
Aflac, Inc.	6,642	397,856
Allstate Corp. (The)	10,954	680,134

Investments	Shares	Value
American International Group, Inc.	19,101	$1,183,689
Aon PLC	2,332	215,034
Assurant, Inc.	2,402	193,457
Chubb Corp. (The)	2,012	266,872
Cincinnati Financial Corp.	1,641	97,098
Hartford Financial Services
Group, Inc. (The)	8,006	347,941
Lincoln National Corp.	5,234	263,061
Loews Corp.	6,958	267,187
Marsh & McLennan Cos., Inc.	4,381	242,926
MetLife, Inc.	29,105	1,403,152
Principal Financial Group, Inc.	5,037	226,564
Progressive Corp. (The)	12,594	400,489
Prudential Financial, Inc.	14,428	1,174,583
Torchmark Corp.	1,330	76,023
Travelers Cos., Inc. (The)	4,570	515,770
Unum Group	6,013	200,173
XL Group PLC	4,186	164,007
Total Insurance		8,683,042

Real Estate Investment Trusts—4.9%
American Tower Corp.	909	88,127
Apartment Investment &
Management Co., Class A	473	18,934
AvalonBay Communities, Inc.	202	37,194
Boston Properties, Inc.	377	48,083
Crown Castle International Corp.	813	70,284
Equinix, Inc.	170	51,408
Equity Residential	652	53,197
Essex Property Trust, Inc.	99	23,702
General Growth Properties, Inc.	1,829	49,767
HCP, Inc.	1,297	49,597
Host Hotels & Resorts, Inc.	6,453	98,989
Iron Mountain, Inc.(a)	2,177	58,801
Kimco Realty Corp.	830	21,962
Macerich Co. (The)	316	25,498
Plum Creek Timber Co., Inc.	651	31,066
Prologis, Inc.	981	42,104
Public Storage	183	45,329
Realty Income Corp.	385	19,877
Simon Property Group, Inc.	521	101,303
SL Green Realty Corp.	272	30,731
Ventas, Inc.	1,120	63,202
Vornado Realty Trust	483	48,281
Welltower, Inc.	1,072	72,928
Weyerhaeuser Co.	4,481	134,340
Total Real Estate Investment Trusts		1,284,704

Real Estate Management & Development—0.7%
CBRE Group, Inc., Class A*	5,393	186,490

Total Common Stocks
(Cost $23,096,510)		26,316,203

The accompanying notes are an integral part of these financial statements.

22

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
(FORMERLY REVENUE SHARES FINANCIALS SECTOR FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.1%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (b)
(Cost $23,731)	23,731	$23,731
Total Investments—100.0%
(Cost $23,120,241)		26,339,934
Liabilities in Excess of Other Assets—(0.0)%‡		(10,406)
Net Assets—100.0%		$26,329,528

PLC – Public Limited Company

*	Non-income producing security
‡	Less than 0.05%
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $75,700; total market value of the collateral held by the fund was $78,674. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $54,943.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

23

SCHEDULE OF INVESTMENTS
OPPENHEIMER ADR REVENUE ETF
(FORMERLY REVENUE SHARES ADR FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—97.8%
Automobiles & Components—7.9%
Honda Motor Co. Ltd.(a)	16,592	$529,783
Magna International, Inc.	3,530	143,177
Toyota Motor Corp.(a)	8,708	1,071,432
Total Automobiles & Components		1,744,392

Banks—9.2%
Banco Bilbao Vizcaya Argentaria SA(a)	10,517	77,090
Banco Bradesco SA(a)	13,004	62,549
Banco de Chile(a)	163	9,684
Banco Santander Chile(a)	312	5,504
Banco Santander SA(a)(b)	36,481	177,662
Bancolombia SA(a)	554	14,819
Bank of Montreal	1,161	65,504
Bank of Nova Scotia (The)	1,906	77,079
Barclays PLC(a)	11,736	152,098
Canadian Imperial Bank of Commerce	684	45,055
Credicorp Ltd.	147	14,306
HSBC Holdings PLC(a)	6,780	267,606
ING Groep NV(a)	5,418	72,926
KB Financial Group, Inc.(a)	863	24,052
Lloyds Banking Group PLC(a)(b)	25,183	109,798
Mitsubishi UFJ Financial Group,
Inc.(a)	25,545	158,890
Mizuho Financial Group, Inc.(a)	26,697	107,856
Royal Bank of Canada	2,327	124,681
Royal Bank of Scotland Group
PLC*(a)(b)	9,387	83,263
Shinhan Financial Group Co.
Ltd.(a)(b)	893	29,996
Sumitomo Mitsui Financial Group,
Inc.(a)	22,322	169,424
Toronto-Dominion Bank (The)	2,699	105,720
Westpac Banking Corp.(a)(b)	3,031	73,441
Total Banks		2,029,003

Capital Goods—1.5%
ABB Ltd.*(a)	8,848	156,875
Embraer SA(a)	826	24,400
Koninklijke Philips NV	4,180	106,381
Nidec Corp.(a)(b)	1,953	35,623
Total Capital Goods		323,279

Consumer Durables & Apparel—1.7%
Gildan Activewear, Inc.	359	10,203
Luxottica Group S.p.A.(a)	651	42,224
Sony Corp.(a)	13,111	322,661
Total Consumer Durables & Apparel		375,088

Consumer Services—0.4%
Carnival PLC(a)	1,288	73,313
InterContinental Hotels Group PLC(a)(b)	215	8,329
Restaurant Brands International, Inc.	419	15,654
Total Consumer Services		97,296

Diversified Financials—2.6%
Credit Suisse Group AG*(a)(b)	5,611	121,703
Deutsche Bank AG(b)	7,048	170,209
Nomura Holdings, Inc.(a)	11,074	61,461

Investments	Shares	Value
ORIX Corp.(a)	1,196	$84,007
UBS Group AG	7,269	140,800
Total Diversified Financials		578,180

Energy—35.5%
BP PLC(a)	34,833	1,088,879
Cameco Corp.	814	10,037
Canadian Natural Resources Ltd.	2,264	49,423
Cenovus Energy, Inc.	3,942	49,748
China Petroleum & Chemical
Corp.(a)(b)	27,007	1,619,880
CNOOC Ltd.(a)(b)	1,557	162,520
Ecopetrol SA(a)(b)	13,698	96,023
Enbridge, Inc.	3,852	127,848
Encana Corp.	4,396	22,376
Eni S.p.A.(a)	15,102	450,040
Imperial Oil Ltd.	3,163	102,861
Pembina Pipeline Corp.(b)	780	16,973
PetroChina Co. Ltd.(a)(b)	19,632	1,287,663
Petroleo Brasileiro SA*(a)(b)	48,875	210,162
Royal Dutch Shell PLC, Class A(a)	14,833	679,203
Royal Dutch Shell PLC, Class B(a)(b)	14,586	671,539
Statoil ASA(a)(b)	19,327	269,805
Suncor Energy, Inc.	4,384	113,107
Tenaris SA(a)	1,545	36,771
Total SA(a)(b)	15,102	678,835
TransCanada Corp.	1,144	37,283
Ultrapar Participacoes SA(a)(b)	6,118	93,299
Total Energy		7,874,275

Food & Staples Retailing—0.9%
Cencosud SA(a)(b)	12,688	78,412
Delhaize Group(a)(b)	4,807	116,762
Total Food & Staples Retailing		195,174

Food, Beverage & Tobacco—2.5%
Ambev SA(a)	13,067	58,279
Anheuser-Busch InBev NV(a)	1,629	203,625
BRF SA(a)	2,821	38,986
British American Tobacco PLC(a)	851	93,993
Diageo PLC(a)	681	74,277
Fomento Economico Mexicano
SAB de CV(a)	819	75,634
Total Food, Beverage & Tobacco		544,794

Health Care Equipment & Services—0.4%
Fresenius Medical Care AG & Co.
KGaA(a)(b)	1,829	76,525
Smith & Nephew PLC(a)	630	22,428
Total Health Care Equipment & Services		98,953

Household & Personal Products—1.2%
Unilever NV	3,074	133,166
Unilever PLC(a)	3,112	134,189
Total Household & Personal Products		267,355

Insurance—5.5%
Aegon NV	27,250	154,508
Aviva PLC(a)(b)	7,529	114,516
China Life Insurance Co. Ltd.(a)	22,369	357,680

The accompanying notes are an integral part of these financial statements.

24

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER ADR REVENUE ETF
(FORMERLY REVENUE SHARES ADR FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Insurance (continued)
Manulife Financial Corp.	9,015	$135,045
Prudential PLC(a)	8,504	383,360
Sun Life Financial, Inc.	2,395	74,724
Total Insurance		1,219,833

Materials—7.2%
Agnico Eagle Mines Ltd.	333	8,751
Agrium, Inc.(b)	716	63,967
ArcelorMittal(b)	78,981	333,300
Barrick Gold Corp.	5,636	41,594
BHP Billiton Ltd.(a)(b)	4,250	109,480
BHP Billiton PLC(a)	4,865	110,192
Cemex SAB de CV*(a)	12,570	70,015
CRH PLC(a)	3,455	99,573
Eldorado Gold Corp.	1,197	3,555
Gerdau SA(a)	48,579	58,295
Goldcorp, Inc.	1,429	16,519
James Hardie Industries PLC(a)(b)	638	8,084
Kinross Gold Corp.*	7,246	13,188
POSCO(a)	6,956	245,964
Potash Corp. of Saskatchewan, Inc.	1,609	27,546
Randgold Resources Ltd.(a)	69	4,273
Rio Tinto PLC(a)(b)	6,318	183,980
Silver Wheaton Corp.	6	75
Sociedad Quimica y Minera de
Chile SA(a)	525	9,980
Southern Copper Corp.(b)	916	23,926
Syngenta AG(a)	839	66,055
Teck Resources Ltd., Class B(b)	8,754	33,790
Vale SA(a)(b)	18,337	60,329
Yamana Gold, Inc.	4,248	7,901
Total Materials		1,600,332

Media—0.9%
Grupo Televisa SAB(a)	897	24,407
Pearson PLC(a)	2,972	32,038
Shaw Communications, Inc., Class B	836	14,371
Thomson Reuters Corp.	1,405	53,179
WPP PLC(a)(b)	725	83,187
Total Media		207,182

Pharmaceuticals, Biotechnology & Life Sciences—3.9%
AstraZeneca PLC(a)(b)	3,328	112,986
GlaxoSmithKline PLC(a)	4,110	165,838
Novartis AG(a)(b)	2,659	228,780
Novo Nordisk A/S(a)	1,237	71,845
QIAGEN NV*	215	5,945
Sanofi(a)	4,332	184,760
Shire PLC(a)	145	29,725
Valeant Pharmaceuticals
International, Inc.*	597	60,685
Total Pharmaceuticals, Biotechnology &
Life Sciences		860,564

Real Estate—0.4%
Brookfield Asset Management, Inc.,
Class A	2,966	93,518

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—0.8%
ARM Holdings PLC(a)	131	$5,927
ASML Holding NV(b)	357	31,691
STMicroelectronics NV(b)	4,514	30,063
Taiwan Semiconductor Manufacturing
Co. Ltd.(a)	5,283	120,188
Total Semiconductors &
Semiconductor Equipment		187,869

Software & Services—0.6%
CGI Group, Inc., Class A*	899	35,987
SAP SE(a)(b)	1,277	101,011
Total Software & Services		136,998

Technology Hardware & Equipment—1.9%
BlackBerry Ltd.*	2,071	19,219
Canon, Inc.(a)	4,448	134,018
Kyocera Corp.(a)(b)	1,312	60,496
Nokia OYJ(a)	9,539	66,964
Telefonaktiebolaget LM Ericsson(a)(b)	14,146	135,943
Total Technology Hardware & Equipment		416,640

Telecommunication Services—11.0%
America Movil SAB de CV, Class L(a)	16,888	237,445
BCE, Inc.	1,911	73,803
BT Group PLC(a)	3,712	128,472
China Mobile Ltd.(a)	8,213	462,638
Chunghwa Telecom Co. Ltd.(a)(b)	1,063	31,922
Nippon Telegraph & Telephone
Corp.(a)	11,526	458,043
NTT DOCOMO, Inc.(a)	9,074	186,017
Orange SA(a)(b)	9,011	149,853
Rogers Communications, Inc., Class B	1,299	44,763
Telecom Italia S.p.A.*(a)(b)	8,341	105,514
Telefonica SA(a)	20,510	226,841
TELUS Corp.	1,518	41,973
Vodafone Group PLC(a)	9,166	295,695
Total Telecommunication Services		2,442,979

Transportation—0.7%
Canadian National Railway Co.	827	46,213
Canadian Pacific Railway Ltd.(b)	193	24,627
Latam Airlines Group SA*(a)(b)	9,195	49,561
Ryanair Holdings PLC(a)	378	32,682
Total Transportation		153,083

Utilities—1.1%
Cia Energetica de Minas Gerais(a)	20,768	31,152
CPFL Energia SA*(a)(b)	3,430	25,451
Empresa Nacional de Electricidad SA(a)	539	19,975
Enersis SA(a)	4,413	53,618
National Grid PLC(a)(b)	1,572	109,317
Total Utilities		239,513

Total Common Stocks
(Cost $25,386,643)		21,686,300

The accompanying notes are an integral part of these financial statements.

25

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER ADR REVENUE ETF
(FORMERLY REVENUE SHARES ADR FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
PREFERRED STOCKS—1.6%
Banks—0.4%
Itau Unibanco Holding SA(a)	14,041	$91,407

Energy—0.9%
Petroleo Brasileiro SA*(a)	59,766	203,204

Materials—0.3%
Vale SA(a)	23,193	59,142

Total Preferred Stocks
(Cost $509,090)		353,753
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—18.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (c)
(Cost $4,135,217)	4,135,217	4,135,217

Total Investments—118.0%
(Cost $30,030,950)		26,175,270
Liabilities in Excess of Other Assets—(18.0)%		(3,993,889)
Net Assets—100.0%		$22,181,381

PLC – Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $4,036,195; total market value of the collateral held by the fund was $4,217,010. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $81,793.
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
Country	Value	% of Net Assets
Australia	$293,113	1.3%
Belgium	320,387	1.4
Brazil	1,016,655	4.6
Canada	1,937,858	8.7
Chile	226,734	1.0
China	3,890,381	17.5
Colombia	110,842	0.5
Denmark	71,845	0.3
Finland	66,964	0.3
France	1,013,448	4.6
Germany	347,745	1.6
Ireland	170,064	0.8
Italy	597,778	2.7
Japan	3,379,711	15.2
Jersey Islands	4,273	0.0 †
Luxembourg	370,071	1.7
Mexico	407,501	1.8
Netherlands	1,716,248	7.7
Norway	269,805	1.2
Peru	38,232	0.2
South Korea	300,012	1.4
Spain	481,593	2.2
Sweden	135,943	0.6
Switzerland	744,276	3.4
Taiwan	152,110	0.7
United Kingdom	3,783,342	17.1
United States	4,328,339	19.5
Total Investments	26,175,270	118.0
Liabilities in Excess of
Other Assets	(3,993,889)	(18.0)
Net Assets	$22,181,381	100.0%

The accompanying notes are an integral part of these financial statements.

26

SCHEDULE OF INVESTMENTS
OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
(FORMERLY REVENUE SHARES NAVALLIER OVERALL A-100 FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.4%
Fox Factory Holding Corp.*	1,486	$24,564

Banks—5.2%
Banc of California, Inc.	2,091	30,570
Eagle Bancorp, Inc.*	558	28,162
Enterprise Financial Services Corp.	745	21,121
Flagstar Bancorp, Inc.*	1,513	34,965
LendingTree, Inc.*	291	25,981
Mercantile Bank Corp.	844	20,712
ServisFirst Bancshares, Inc.	587	27,900
Simmons First National Corp., Class A	587	30,148
Talmer Bancorp, Inc., Class A	1,520	27,527
TFS Financial Corp.	1,498	28,207
Walker & Dunlop, Inc.*	996	28,695
Western Alliance Bancorp*	945	33,888
WSFS Financial Corp.	904	29,254
Total Banks		367,130

Capital Goods—10.2%
A.O. Smith Corp.	1,011	77,453
American Woodmark Corp.*	512	40,950
BWX Technologies, Inc.	1,864	59,219
Comfort Systems USA, Inc.	1,857	52,776
Dycom Industries, Inc.*(a)	867	60,655
Energy Focus, Inc.*	1,525	20,969
John Bean Technologies Corp.	994	49,531
Lennox International, Inc.	761	95,049
Orbital ATK, Inc.	1,186	105,957
Toro Co. (The)	977	71,389
Universal Forest Products, Inc.	1,189	81,292
Total Capital Goods		715,240

Commercial & Professional Services—2.1%
Equifax, Inc.	719	80,075
On Assignment, Inc.*	1,492	67,066
Total Commercial & Professional Services		147,141

Consumer Durables & Apparel—11.0%
Bassett Furniture Industries, Inc.	1,004	25,180
Helen of Troy Ltd.*	572	53,911
Hooker Furniture Corp.	895	22,590
LGI Homes, Inc.*	1,397	33,989
NIKE, Inc., Class B	7,581	473,813
NVR, Inc.*	80	131,440
Smith & Wesson Holding Corp.*	1,482	32,574
Total Consumer Durables & Apparel		773,497

Consumer Services—2.1%
Chuy’s Holdings, Inc.*	946	29,648
Ruth’s Hospitality Group, Inc.	1,756	27,956
Six Flags Entertainment Corp.	947	52,028
TAL Education Group*(b)	741	34,434
Total Consumer Services		144,066

Diversified Financials—3.7%
A-Mark Precious Metals, Inc.	8,873	170,362
INTL. FCStone, Inc.*	1,128	37,743
MSCI, Inc.	655	47,245
Total Diversified Financials		255,350

Investments	Shares	Value
Food & Staples Retailing—7.0%
Kroger Co. (The)	11,769	$492,297

Food, Beverage & Tobacco—7.6%
Coca-Cola Bottling Co. Consolidated	361	65,886
Constellation Brands, Inc., Class A	1,126	160,388
Lancaster Colony Corp.	435	50,225
Omega Protein Corp.*	1,291	28,660
Reynolds American, Inc.	4,966	229,181
Total Food, Beverage & Tobacco		534,340

Health Care Equipment & Services—5.3%
AMN Healthcare Services, Inc.*	1,575	48,904
Amsurg Corp.*	946	71,896
Cantel Medical Corp.	562	34,923
Chemed Corp.(a)	381	57,074
Digirad Corp.	4,159	24,080
ICU Medical, Inc.*	279	31,466
iRadimed Corp.*	939	26,320
LHC Group, Inc.*	895	40,534
Masimo Corp.*	904	37,525
Total Health Care Equipment & Services		372,722

Household & Personal Products—2.1%
Clorox Co. (The)	1,133	143,698

Insurance—4.7%
Markel Corp.*	158	139,569
Old Republic International Corp.	7,722	143,861
United Fire Group, Inc.	1,180	45,206
Total Insurance		328,636

Materials—1.1%
Innospec, Inc.	836	45,403
Tecnoglass Inc*(a)	2,045	28,099
Total Materials		73,502

Pharmaceuticals, Biotechnology & Life Sciences—2.6%
Emergent BioSolutions, Inc.*	911	36,449
Heska Corp.*	740	28,623
INC Research Holdings, Inc., Class A*	1,098	53,264
Ligand Pharmaceuticals, Inc.*(a)	227	24,611
Prestige Brands Holdings, Inc.*	793	40,824
Total Pharmaceuticals, Biotechnology &
Life Sciences		183,771

Real Estate—1.5%
CoreSite Realty Corp.	526	29,835
CubeSmart	890	27,252
Mid-America Apartment Communities,
Inc.	507	46,040
Total Real Estate		103,127

Retailing—7.9%
Ctrip.com International Ltd.*(a)(b)	1,174	54,391
Lithia Motors, Inc., Class A	1,687	179,952
O’Reilly Automotive, Inc.*	754	191,079
Tile Shop Holdings, Inc.*(a)	1,642	26,929
Ulta Salon Cosmetics & Fragrance, Inc.*	560	103,600
Total Retailing		555,951

The accompanying notes are an integral part of these financial statements.

27

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
(FORMERLY REVENUE SHARES NAVALLIER OVERALL A-100 FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Semiconductors & Semiconductor Equipment—2.3%
Cirrus Logic, Inc.*(a)	1,393	$41,135
NVIDIA Corp.	3,726	122,809
Total Semiconductors &
Semiconductor Equipment		163,944

Software & Services—11.3%
CSG Systems International, Inc.	1,134	40,801
Ebix, Inc.(a)	706	23,150
Exlservice Holdings, Inc.*	775	34,821
Fleetmatics Group PLC*(a)	560	28,442
Genpact Ltd.*	2,885	72,067
Global Payments, Inc.	1,302	83,992
Globant SA*	602	22,581
Heartland Payment Systems, Inc.	847	80,312
Luxoft Holding, Inc.*	474	36,560
Manhattan Associates, Inc.*(a)	488	32,291
NetEase, Inc.(b)	473	85,726
Total System Services, Inc.	1,482	73,804
Tyler Technologies, Inc.*	202	35,213
Vantiv, Inc., Class A*	1,818	86,210
WNS Holdings Ltd.*(b)	1,135	35,401
Zix Corp.*	4,451	22,611
Total Software & Services		793,982

Technology Hardware & Equipment—0.9%
Digi International, Inc.*	2,147	24,433
Orbotech Ltd.*	1,686	37,311
Total Technology Hardware & Equipment		61,744

Telecommunication Services—7.1%
NTT DOCOMO, Inc.(b)	24,244	497,002

Transportation—3.3%
Alaska Air Group, Inc.(a)	1,751	140,973
Grupo Aeroportuario del Pacifico SAB
de CV(b)	360	31,781
Matson, Inc.	1,423	60,662
Total Transportation		233,416

Utilities—0.5%
Ormat Technologies, Inc.	1,023	37,309

Total Common Stocks
(Cost $6,856,673)		7,002,429

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—3.0%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (c)
(Cost $211,393)	211,393	$211,393

Total Investments—102.9%
(Cost $7,068,066)		7,213,822
Liabilities in Excess of Other Assets—(2.9)%		(203,938)
Net Assets—100.0%		$7,009,884

PLC – Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $432,319; total market value of the collateral held by the fund was $447,552. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $236,159.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

28

SCHEDULE OF INVESTMENTS
OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
(FORMERLY REVENUE SHARES ULTRA DIVIDEND FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Banks—1.0%
New York Community Bancorp, Inc.	12,119	$197,782
PacWest Bancorp	2,833	122,102
People’s United Financial, Inc.(a)	11,149	180,057
Valley National Bancorp	8,700	85,695
Total Banks		585,636

Commercial & Professional Services—3.0%
R.R. Donnelley & Sons Co.	117,475	1,729,232

Consumer Durables & Apparel—2.9%
Garmin Ltd.	12,178	452,656
Mattel, Inc.	31,399	853,111
Tupperware Brands Corp.(a)	6,493	361,336
Total Consumer Durables & Apparel		1,667,103

Diversified Financials—0.8%
CME Group, Inc.	5,380	487,428

Energy—22.3%
Atwood Oceanics, Inc.	15,871	162,360
Chevron Corp.	31,874	2,867,385
ConocoPhillips	57,105	2,666,233
Ensco PLC, Class A	41,202	634,099
Helmerich & Payne, Inc.(a)	10,142	543,104
Kinder Morgan, Inc.	137,251	2,047,785
Noble Corp. PLC	39,973	421,715
ONEOK, Inc.	62,849	1,549,856
Spectra Energy Corp.	36,047	862,965
Williams Cos., Inc. (The)	43,735	1,123,990
Total Energy		12,879,492

Food, Beverage & Tobacco—9.8%
Altria Group, Inc.	48,818	2,841,696
Philip Morris International, Inc.	32,383	2,846,789
Total Food, Beverage & Tobacco		5,688,485

Household & Personal Products—2.1%
Avon Products, Inc.	292,487	1,184,572

Insurance—2.2%
Mercury General Corp.	9,128	425,091
Old Republic International Corp.	46,004	857,054
Total Insurance		1,282,145

Materials—2.5%
Chemours Co. (The)	167,531	897,966
Greif, Inc., Class A	17,858	550,205
Total Materials		1,448,171

Real Estate—8.6%
BioMed Realty Trust, Inc.	3,777	89,477
Communications Sales & Leasing, Inc.	2,298	42,950
Corporate Office Properties Trust	4,321	94,327
Corrections Corp. of America	10,570	279,999
HCP, Inc.	10,126	387,218
Hospitality Properties Trust	10,778	281,845
Host Hotels & Resorts, Inc.	51,192	785,285
Iron Mountain, Inc.(a)	17,383	469,515
Lamar Advertising Co., Class A	3,458	207,411
LaSalle Hotel Properties	6,923	174,183
Liberty Property Trust	3,902	121,157

Investments	Shares	Value
National Retail Properties, Inc.	1,824	$73,051
Omega Healthcare Investors, Inc.	2,936	102,701
Plum Creek Timber Co., Inc.	5,131	244,851
Potlatch Corp.	2,837	85,791
Realty Income Corp.	3,003	155,045
RMR Group, Inc. (The), Class A*(a)	275	3,963
Senior Housing Properties Trust	10,268	152,377
Ventas, Inc.	9,011	508,491
Welltower, Inc.	8,757	595,739
WP GLIMCHER, Inc.	12,964	137,548
Total Real Estate		4,992,924

Retailing—0.6%
Guess?, Inc.(a)	18,553	350,281

Technology Hardware & Equipment—4.0%
Seagate Technology PLC	62,536	2,292,570

Telecommunication Services—16.2%
AT&T, Inc.	84,178	2,896,565
CenturyLink, Inc.	109,317	2,750,416
Frontier Communications Corp.	182,142	850,603
Verizon Communications, Inc.	62,198	2,874,791
Total Telecommunication Services		9,372,375

Utilities—23.9%
CenterPoint Energy, Inc.	71,869	1,319,515
Duke Energy Corp.	41,321	2,949,906
Entergy Corp.	27,185	1,858,366
FirstEnergy Corp.	69,834	2,215,833
Pepco Holdings, Inc.	28,261	735,069
PPL Corp.	45,132	1,540,355
Southern Co. (The)	59,544	2,786,064
TECO Energy, Inc.	15,312	408,065
Total Utilities		13,813,173

Total Common Stocks
(Cost $56,402,778)		57,773,587

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—2.4%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (b)
(Cost $1,407,765)	1,407,765	1,407,765

Total Investments—102.3%
(Cost $57,810,543)		59,181,352
Liabilities in Excess of Other Assets—(2.3)%		(1,315,029)
Net Assets—100.0%		$ 57,866,323

PLC – Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $1,465,301; total market value of the collateral held by the fund was $1,501,925. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $94,160.
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.

The accompanying notes are an integral part of these financial statements.

29

SCHEDULE OF INVESTMENTS
OPPENHEIMER GLOBAL GROWTH REVENUE ETF
(FORMERLY REVENUE SHARES GLOBAL GROWTH FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—96.2%
Automobiles & Components—6.3%
Fiat Chrysler Automobiles NV*	3,514	$49,319
Ford Otomotiv Sanayi AS	1,240	12,864
Nissan Motor Co. Ltd.	1,872	19,911
Toyota Motor Corp.	748	46,561
Total Automobiles & Components		128,655

Banks—6.4%
Australia & New Zealand Banking
Group Ltd.	591	12,009
Banco de Bogota SA	1,053	19,736
Bancolombia SA	1,044	6,900
Bank Hapoalim B.M.	2,593	13,395
Bank Leumi Le-Israel B.M.*	3,466	12,025
Commonwealth Bank of Australia	233	14,499
DNB ASA	752	9,328
Grupo Aval Acciones y Valores SA	31,210	10,716
Turkiye Is Bankasi, Class C	8,467	13,344
UniCredit SpA	1,235	6,889
Westpac Banking Corp.	503	12,282
Total Banks		131,123

Capital Goods—9.7%
Alfa SAB de CV, Class A	8,951	17,673
AntarChile SA	4,834	45,025
CNH Industrial NV	1,176	8,099
CNH Industrial NV(a)(b)	258	1,765
Elbit Systems Ltd.	138	12,158
Enka Insaat ve Sanayi AS	7,928	12,277
KOC Holding AS	15,227	57,019
Marubeni Corp.	2,531	13,152
Quinenco SA	8,789	15,505
Toyota Tsusho Corp.	653	15,465
Total Capital Goods		198,138

Consumer Durables & Apparel—1.9%
Arcelik AS	2,340	11,199
Panasonic Corp.	1,293	13,334
Sony Corp.	561	14,000
Total Consumer Durables & Apparel		38,533

Diversified Financials—0.9%
Aker ASA, Class A	730	13,525
Inversiones La Construccion SA	529	5,423
Total Diversified Financials		18,948

Energy—22.4%
Aker Solutions ASA	1,521	5,207
Caltex Australia Ltd.	489	13,412
Ecopetrol SA	241,244	84,354
Empresas Copec SA	2,681	23,016
Eni S.p.A.	2,620	39,276
Grupa Lotos SA*	2,702	18,474
JX Holdings, Inc.	4,958	20,954
Oil Refineries Ltd.*	31,515	12,473
Paz Oil Co. Ltd.	98	15,411
Polski Koncern Naftowy Orlen SA	4,355	74,827
Polskie Gornictwo Naftowe I
Gazownictwo SA	11,357	14,782
Seadrill Ltd.*	1,563	5,395
Statoil ASA	6,399	89,428

Investments	Shares	Value
Subsea 7 SA*	990	$7,052
Tupras Turkiye Petrol Rafinerileri AS*	1,361	32,453
Total Energy		456,514

Food & Staples Retailing—9.8%
Almacenes Exito SA	4,671	19,864
Bim Birlesik Magazalar AS	769	13,529
Cencosud SA	9,741	19,452
Eurocash SA	1,213	14,898
Organizacion Soriana SAB de CV,
Class B*	3,236	7,401
Shufersal Ltd.*	3,558	11,037
Wal-Mart de Mexico SAB de CV	13,018	32,780
Wesfarmers Ltd.	1,340	40,566
Woolworths Ltd.	2,185	38,947
Total Food & Staples Retailing		198,474

Food, Beverage & Tobacco—2.1%
Coca-Cola Femsa SAB de CV, Series L	1,275	9,147
Fomento Economico Mexicano SAB
de CV	2,030	18,998
Grupo Bimbo SAB de CV, Series A*	5,386	14,329
Total Food, Beverage & Tobacco		42,474

Insurance—4.4%
AMP Ltd.	2,673	11,338
Assicurazioni Generali S.p.A.	1,985	36,485
Clal Insurance Enterprises Holdings Ltd.*	807	9,851
Storebrand ASA*	1,585	6,258
Suncorp Group Ltd.	1,140	10,069
Unipol Gruppo Finanziario SpA	1,613	8,348
UnipolSai SpA	2,798	7,173
Total Insurance		89,522

Materials—10.2%
BHP Billiton Ltd.	2,052	26,664
Cemex SAB de CV*	30,701	16,763
Empresas CMPC S.A.	5,254	11,336
Grupa Azoty SA*	296	7,458
Grupo Argos SA/Colombia	1,680	8,573
Grupo Mexico SAB de CV, Series B	4,382	9,334
Israel Chemicals Ltd.	4,582	18,617
Israel Corp. Ltd. (The)	92	16,695
KGHM Polska Miedz SA	1,012	16,271
Norsk Hydro ASA	4,582	17,150
Rio Tinto Ltd.	929	30,219
Ternium SA(b)	713	8,863
Yara International ASA	439	18,991
Total Materials		206,934

Pharmaceuticals, Biotechnology &
Life Sciences—3.6%
Teva Pharmaceutical Industries Ltd.	1,133	74,106

Retailing—2.7%
Organizacion Terpel SA	7,399	19,718
Ripley Corp. SA	14,296	5,868
S.A.C.I. Falabella	4,715	30,050
Total Retailing		55,636

Technology Hardware & Equipment—0.8%
Hitachi Ltd.	2,739	15,745

The accompanying notes are an integral part of these financial statements.

30

SCHEDULE OF INVESTMENTS — continued
OPPENHEIMER GLOBAL GROWTH REVENUE ETF
(FORMERLY REVENUE SHARES GLOBAL GROWTH FUND)
DECEMBER 31, 2015 (UNAUDITED)

Investments	Shares	Value
Telecommunication Services—7.9%
America Movil SAB de CV, Series L	83,583	$58,654
Nippon Telegraph & Telephone Corp.	506	20,342
Orange Polska SA	5,723	9,507
SoftBank Group Corp.	292	14,902
Telecom Italia S.p.A.*(a)	3,612	4,610
Telecom Italia S.p.A.-RSP	4,466	4,614
Telenor ASA	1,280	21,446
Telesites Sab*	4,488	2,913
Turk Telekomunikasyon AS	6,594	12,335
Turkcell Iletisim Hizmetleri AS	3,200	10,853
Total Telecommunication Services		160,176

Transportation—1.8%
Latam Airlines Group S.A.*	2,428	12,753
Turk Hava Yollari AO*	9,742	24,665
Total Transportation		37,418

Utilities—5.3%
Enel S.p.A.	7,670	32,428
Energa SA	2,654	8,495
Enersis SA	118,337	28,569
PGE Polska Grupa Energetyczna SA	6,941	22,481
Tauron Polska Energia SA	21,081	15,374
Total Utilities		107,347

Total Common Stocks
(Cost $1,991,514)		1,959,743
PREFERRED STOCKS—2.0%
Banks—0.5%
Grupo Aval Acciones y Valores SA,
Class Preference	30,755	10,560

Materials—0.5%
Grupo Argos SA/Colombia	1,800	8,664

Transportation—1.0%
Avianca Holdings SA, Class Preference 37,647		20,101

Total Preferred Stocks
(Cost $37,122)		39,325

INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—0.3%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.23% (c)
(Cost $6,703)	6,703	6,703

Total Investments—98.5%
(Cost $2,035,339)		2,005,771
Other Assets in Excess of Liabilities—1.5%		30,908
Net Assets—100.0%		$2,036,679

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $6,334; total market value of the collateral held by the fund was $6,703.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
Country	Value	% of Net Assets
Argentina	$8,863	0.4%
Australia	179,786	8.8
Bermuda	5,395	0.3
Chile	196,997	9.7
Colombia	209,186	10.3
Israel	195,768	9.6
Italy	139,823	6.9
Japan	194,366	9.5
Mexico	187,992	9.2
Norway	181,333	8.9
Poland	202,567	10.0
Turkey	200,538	9.9
United Kingdom	96,454	4.7
United States	6,703	0.3
Total Investments	2,005,771	98.5
Other Assets in Excess of
Liabilities	30,908	1.5
Net Assets	$2,036,679	100.0%

The accompanying notes are an integral part of these financial statements.

31

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015 (UNAUDITED)

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
ASSETS:
Investments at value (including securities on loan)
(Note 5)[1]	$337,031,937	$228,991,879	$352,727,553	$26,339,934
Cash	2,388,215	825,607	8,073,229	97,286
Receivables:
Dividends	479,910	168,805	242,738	22,201
Investment securities sold	—	2,441	—	—
Securities lending income, net (Note 2)	3,624	11,377	20,141	5
Prepaid expenses	53,652	38,824	52,332	26,155
Total Assets	339,957,338	230,038,933	361,115,993	26,485,581
LIABILITIES:
Payables:
Investment of cash collateral for securities on loan
(Note 2)	4,083,921	12,648,260	26,707,172	23,731
Investment securities purchased	50,277	—	7,114,657	—
Income Distributions (Note 7)	1,933,089	502,562	612,874	91,196
Capital Gains Distributions (Note 7)	234,442	—	—	—
Advisory fees (Note 3)	99,267	67,725	111,495	3,607
BNY Fund Services fees	137,135	103,215	152,141	17,999
Professional fees	6,794	6,739	6,777	6,786
Compliance Officer fees	—	—	—	8,713
Other accrued expenses	13,336	5,908	9,560	4,021
Total Liabilities	6,558,261	13,334,409	34,714,676	156,053
NET ASSETS	$333,399,077	$216,704,524	$326,401,317	$26,329,528
NET ASSETS CONSIST OF:
Paid-in capital	$281,566,883	$208,428,914	$332,658,931	$22,695,920
Undistributed net investment income (loss)	(214,257)	162,226	94,518	(1,766)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	14,444,147	2,958,241	(6,355,065)	415,681
Net unrealized appreciation on investments and
foreign currency translation	37,602,304	5,155,143	2,933	3,219,693
NET ASSETS	$333,399,077	$216,704,524	$326,401,317	$26,329,528
Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	8,451,400	4,801,400	6,301,400	550,000
Net asset value, per share	$39.45	$45.13	$51.80	$47.87
Investments at cost	$299,429,633	$223,836,736	$352,724,620	$23,120,241
[1] Includes market value of securities on loan:	$8,381,088	$25,042,336	$33,944,998	$75,700

The accompanying notes are an integral part of these financial statements.

32

STATEMENTS OF ASSETS AND LIABILITIES — concluded

DECEMBER 31, 2015 (UNAUDITED)

	Oppenheimer ADR Revenue ETF	Oppenheimer Navellier Overall A-100 Revenue ETF	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Global Growth Revenue ETF
ASSETS:
Investments at value (including securities on loan)
(Note 5)[1]	$26,175,270	$7,213,822	$59,181,352	$2,005,771
Cash	209,815	196,316	743,943	62,088
Foreign currency	—	—	—	18,791
Receivables:
Due from Adviser	—	730	—	2,018
Dividends	42,158	5,244	160,067	233
Investment securities sold	—	—	—	65,105
Securities lending income, net (Note 2)	1,550	332	1,806	93
Reclaims	35,552	715	—	3,813
Prepaid expenses	12,611	13,185	14,363	50,283

Total Assets	26,476,956	7,430,344	60,101,531	2,208,195

LIABILITIES:
Payables:
Investment of cash collateral for securities on loan
(Note 2)	4,135,217	211,393	1,407,765	6,703
Investment securities purchased	1,988	—	—	—
Income Distributions (Note 7)	125,445	11,093	772,863	2,500
Capital Gains Distributions (Note 7)	—	184,815	—	143,071
Advisory fees (Note 3)	1,248	—	12,304	—
BNY Fund Services fees	15,519	2,323	33,271	—
Professional fees	12,223	6,816	6,917	16,671
Trustee fees	—	654	—	37
Other accrued expenses	3,935	3,366	2,088	2,534

Total Liabilities	4,295,575	420,460	2,235,208	171,516

NET ASSETS	$22,181,381	$7,009,884	$57,866,323	$2,036,679

NET ASSETS CONSIST OF:
Paid-in capital	$32,528,943	$7,370,250	$63,037,312	$2,533,060
Undistributed net investment income (loss)	11,600	(1,154)	1,785	2,284
Accumulated net realized loss on investments and
foreign currency transactions	(6,503,482)	(504,968)	(6,543,583)	(468,964)
Net unrealized appreciation (depreciation) on
investments and foreign currency translation	(3,855,680)	145,756	1,370,809	(29,701)

NET ASSETS	$22,181,381	$7,009,884	$57,866,323	$2,036,679

Shares outstanding (unlimited number of shares of
beneficial interest authorized, without par value)	750,000	150,000	2,100,000	50,000
Net asset value, per share	$29.58	$46.73	$27.56	$40.73

Investments at cost	$30,030,950	$7,068,066	$57,810,543	$2,035,339
Foreign currency at cost	—	—	—	18,824

[1] Includes market value of securities on loan:	$4,036,195	$432,319	$1,465,301	$6,334

The accompanying notes are an integral part of these financial statements.

33

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
INVESTMENT INCOME:
Dividend income	$3,986,985	$1,784,404	$2,057,906	$249,713
Foreign withholding tax	—	—	(993)	—
Securities lending income, net (Note 2)	19,262	47,203	99,576	25

Total Income	4,006,247	1,831,607	2,156,489	249,738

EXPENSES:
Advisory fees (Note 3)	765,897	580,443	885,553	64,506
BNY Fund Services fees	145,709	129,894	149,639	23,251
Professional fees	27,246	21,587	28,725	9,546
Compliance Officer fees	14,082	11,247	14,716	5,188
Printing and Postage	23,429	16,802	25,087	2,359
Trustees fees	8,238	5,906	8,796	825
NYSE Listing fees	2,513	2,513	2,513	2,513
NYSE Calculation fees	1,517	1,517	1,517	1,517
Other Expenses	8,928	4,855	8,064	502

Total Expenses	997,559	774,764	1,124,610	110,207

Less expense waivers (Note 3)	(163,583)	(147,886)	(168,213)	(39,968)

Net Expenses	833,976	626,878	956,397	70,239

Net Investment Income	3,172,271	1,204,729	1,200,092	179,499

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(1,085,348)	(1,984,170)	(6,600,603)	(60,392)
Net realized gain on in-kind redemptions	18,578,914	8,608,027	9,675,076	1,131,322

Total net realized gain	17,493,566	6,623,857	3,074,473	1,070,930
Net change in unrealized depreciation on investments	(28,959,279)	(27,457,427)	(43,668,624)	(2,194,689)

Net realized and unrealized loss on investments	(11,465,713)	(20,833,570)	(40,594,151)	(1,123,759)

Net Decrease in Net Assets Resulting From Operations	$(8,293,442)	$(19,628,841)	$(39,394,059)	$(944,260)

The accompanying notes are an integral part of these financial statements.

34

STATEMENTS OF OPERATIONS — concluded

FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

	Oppenheimer ADR Revenue ETF	Oppenheimer Navellier Overall A-100 Revenue ETF	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer Global Growth Revenue ETF
INVESTMENT INCOME:
Dividend income	$428,869	$42,909	$1,595,289	$25,651
Foreign withholding tax	(45,003)	(613)	—	(2,659)
Securities lending income, net (Note 2)	14,391	1,416	20,635	580

Total Income	398,257	43,712	1,615,924	23,572

EXPENSES:
Advisory fees (Note 3)	73,408	22,327	145,747	10,501
BNY Fund Services fees	28,351	9,083	49,964	3,189
Professional fees	9,059	8,008	11,517	7,884
Compliance Officer fees	4,992	4,432	6,172	4,355
Printing and Postage	1,834	516	5,008	362
Trustees fees	644	181	1,644	126
NYSE Listing fees	2,513	2,513	2,513	2,533
NYSE Calculation fees	1,517	1,517	1,517	1,517
Other Expenses	684	116	3,223	311

Total Expenses	123,002	48,693	227,305	30,778

Less expense waivers (Note 3)	(63,052)	(26,366)	(68,603)	(20,277)

Net Expenses	59,950	22,327	158,702	10,501

Net Investment Income	338,307	21,385	1,457,222	13,071

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(1,150,395)	(504,967)	(6,393,533)	(396,861)
Net realized gain (loss) on in-kind redemptions	—	—	206,254	(42,222)
Net realized loss on foreign currency transactions	(6)	—	—	(40,442)

Total net realized loss	(1,150,401)	(504,967)	(6,187,279)	(479,525)

Net change in unrealized appreciation (depreciation)
on investments	(4,003,906)	7,759	3,966,686	97,371
Net change in unrealized depreciation on foreign
currency translation	—	—	—	(73)

Net change in unrealized appreciation (depreciation)	(4,003,906)	7,759	3,966,686	97,298

Net realized and unrealized loss on investments	(5,154,307)	(497,208)	(2,220,593)	(382,227)

Net Decrease in Net Assets Resulting From Operations	$(4,816,000)	$(475,823)	$(763,371)	$(369,156)

The accompanying notes are an integral part of these financial statements.

35

STATEMENTS OF CHANGES IN NET ASSETS

	Oppenheimer Large Cap Revenue ETF		Oppenheimer Mid Cap Revenue ETF		Oppenheimer Small Cap Revenue ETF
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
OPERATIONS:
Net investment income	$3,172,271	$5,038,183	$1,204,729	$1,890,080	$1,200,092	$2,240,589
Net realized gain on
investments and in-kind
redemptions	17,493,566	15,187,109	6,623,857	22,546,711	3,074,473	17,742,870
Net change in unrealized
appreciation (depreciation)
on investments	(28,959,279)	907,880	(27,457,427)	(13,770,229)	(43,668,624)	(5,676,222)

Net increase (decrease) in net
assets resulting from
operations	(8,293,442)	21,133,172	(19,628,841)	10,666,562	(39,394,059)	14,307,237

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(4,824,528)	(4,589,738)	(1,513,782)	(1,772,418)	(1,529,063)	(2,154,534)
Realized gains	(234,442)	(274,828)	—	(745,289)	—	(547,508)

Total distributions to
shareholders	(5,058,970)	(4,864,566)	(1,513,782)	(2,517,707)	(1,529,063)	(2,702,042)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	55,562,801	122,153,198	33,281,327	124,590,554	37,897,782	172,760,560
Cost of shares redeemed	(52,492,821)	(37,709,828)	(37,526,228)	(96,050,919)	(45,089,553)	(102,433,927)

Net increase (decrease) in net
assets resulting from
shareholder transactions	3,069,980	84,443,370	(4,244,901)	28,539,635	(7,191,771)	70,326,633

Increase (Decrease) in net
assets	(10,282,432)	100,711,976	(25,387,524)	36,688,490	(48,114,893)	81,931,828

NET ASSETS:
Beginning of period	343,681,509	242,969,533	242,092,048	205,403,558	374,516,210	292,584,382

End of period	$333,399,077	$343,681,509	$216,704,524	$242,092,048	$326,401,317	$374,516,210

Undistributed net
investment income (loss)
included in net assets at
end of period	$(214,257)	$1,438,000	$162,226	$471,279	$94,518	$423,489

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of period	8,401,400	6,301,400	4,901,400	4,301,400	6,451,400	5,201,400
Shares sold	1,400,000	3,000,000	700,000	2,600,000	700,000	3,050,000
Shares redeemed	(1,350,000)	(900,000)	(800,000)	(2,000,000)	(850,000)	(1,800,000)

Shares outstanding, end
of period	8,451,400	8,401,400	4,801,400	4,901,400	6,301,400	6,451,400

The accompanying notes are an integral part of these financial statements.

36

STATEMENTS OF CHANGES IN NET ASSETS — continued

	Oppenheimer Financials Sector Revenue ETF		Oppenheimer ADR Revenue ETF		Oppenheimer Navellier Overall A-100 Revenue ETF
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015
OPERATIONS:
Net investment income	$179,499	$374,948	$338,307	$675,047	$21,385	$50,732
Net realized gain (loss) on
investments, in-kind
redemptions and foreign
currency translations	1,070,930	1,083,800	(1,150,401)	(1,098,284)	(504,967)	2,160,903
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency translations	(2,194,689)	1,389,228	(4,003,906)	(1,695,829)	7,759	(1,152,366)

Net increase (decrease) in net
assets resulting from
operations	(944,260)	2,847,976	(4,816,000)	(2,119,066)	(475,823)	1,059,269

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(271,615)	(347,753)	(625,405)	(679,055)	(31,497)	(59,319)
Realized gains	—	—	—	—	(184,815)	(1,431,498)

Total distributions to
shareholders	(271,615)	(347,753)	(625,405)	(679,055)	(216,312)	(1,490,817)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	—	1,797,937	5,622,796	—	15,422,239
Cost of shares redeemed	(4,967,621)	(2,564,428)	—	—	—	(15,447,872)

Net increase (decrease) in
net assets resulting from
shareholder transactions	(4,967,621)	(2,564,428)	1,797,937	5,622,796	—	(25,633)

Increase (Decrease) in
net assets	(6,183,496)	(64,205)	(3,643,468)	2,824,675	(692,135)	(457,181)

NET ASSETS:
Beginning of period	32,513,024	32,577,229	25,824,849	23,000,174	7,702,019	8,159,200

End of period	$26,329,528	$32,513,024	$22,181,381	$25,824,849	$7,009,884	$7,702,019

Undistributed net investment
income (loss) included in
net assets at end of period	$(1,766)	$90,350	$11,600	$298,698	$(1,154)	$8,958

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding, beginning
of period	650,000	700,000	700,000	550,000	150,000	150,000
Shares sold	—	—	50,000	150,000	—	300,000
Shares redeemed	(100,000)	(50,000)	—	—	—	(300,000)

Shares outstanding, end
of period	550,000	650,000	750,000	700,000	150,000	150,000

The accompanying notes are an integral part of these financial statements.

37

STATEMENTS OF CHANGES IN NET ASSETS — concluded

	Oppenheimer Ultra Dividend Revenue ETF		Oppenheimer Global Growth Revenue ETF
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	For the Period February 2, 2015[1] to June 30, 2015
OPERATIONS:
Net investment income	$1,457,222	$1,942,003	$13,071	$67,104
Net realized gain (loss) on investments, in-kind redemptions
and foreign currency translations	(6,187,279)	2,047,744	(479,525)	151,589
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	3,966,686	(3,957,606)	97,298	(126,999)

Net increase (decrease) in net assets resulting from operations	(763,371)	32,141	(369,156)	91,694

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,986,761)	(1,572,990)	(73,285)	(2,563)
Realized gains	—	(51,249)	(143,071)	—

Total distributions to shareholders	(1,986,761)	(1,624,239)	(216,356)	(2,563)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	90,292,154	—	5,000,000
Cost of shares redeemed	(5,637,575)	(45,422,020)	(2,466,940)	—

Net increase (decrease) in net assets resulting from
shareholder transactions	(5,637,575)	44,870,134	(2,466,940)	5,000,000

Increase (Decrease) in net assets	(8,387,707)	43,278,036	(3,052,452)	5,089,131

NET ASSETS:
Beginning of period	66,254,030	22,975,994	5,089,131	—

End of period	$57,866,323	$66,254,030	$2,036,679	$5,089,131

Undistributed net investment income included in net
assets at end of period	$1,785	$531,324	$2,284	$62,498

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,300,000	800,000	100,000	—
Shares sold	—	3,050,000	—	100,000
Shares redeemed	(200,000)	(1,550,000)	(50,000)	—

Shares outstanding, end of period	2,100,000	2,300,000	50,000	100,000

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

38

FINANCIAL HIGHLIGHTS

OPPENHEIMER LARGE CAP REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Per Share Operating
Performance:
Net asset value, beginning
of period	$40.91	$38.56	$31.38	$25.20	$25.00	$19.40

Net investment income[1]	0.37	0.68	0.59	0.54 [2]	0.41	0.39
Net realized and unrealized
gain (loss) on investments	(1.23)	2.35	7.13	6.17	0.21 [3]	5.57

Total gain (loss) from investment
operations	(0.86)	3.03	7.72	6.71	0.62	5.96

Less Distributions from:
Net investment income	(0.57)	(0.64)	(0.54)	(0.53)	(0.42)	(0.36)
Realized gains	(0.03)	(0.04)	—	—	—	—

Total distributions	(0.60)	(0.68)	(0.54)	(0.53)	(0.42)	(0.36)

Net asset value, end of period	$39.45	$40.91	$38.56	$31.38	$25.20	$25.00

Total Return at Net Asset Value[4]	(2.10)%	7.91%	24.84%	26.98%	2.59%	30.97%
Total Return at Market Value[4]	(2.25)%	7.85%	25.10%	28.86%	2.57%	30.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)
omitted	$333,399	$343,682	$242,970	$182,025	$156,284	$201,301
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[5]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	0.59%[5]	0.61%	0.68%	0.71%	0.75%	0.73%
Net investment income, net of
waivers and reimbursements	1.86%[5]	1.70%	1.66%	1.93%[2]	1.72%	1.68%
Portfolio turnover rate[6]	2.47%	18.79%	11.98%	23.47%	29.05%	12.73%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[3]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

39

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER MID CAP REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Per Share Operating
Performance:
Net asset value, beginning
of period	$49.39	$47.75	$38.00	$29.88	$31.69	$23.04

Net investment income[1]	0.25	0.41	0.34	0.39 [2]	0.23	0.18
Net realized and unrealized
gain (loss) on investments	(4.20)	1.79	9.97	8.18	(1.15)	8.64

Total gain (loss) from investment
operations	(3.95)	2.20	10.31	8.57	(0.92)	8.82

Less Distributions from:
Net investment income	(0.31)	(0.39)	(0.34)	(0.31)	(0.22)	(0.17)
Realized gains	—	(0.17)	(0.22)	(0.14)	(0.67)	—

Total distributions	(0.31)	(0.56)	(0.56)	(0.45)	(0.89)	(0.17)

Net asset value, end of period	$45.13	$49.39	$47.75	$38.00	$29.88	$31.69

Total Return at Net Asset Value[3]	(8.02)%	4.63%	27.28%	28.95%	(2.72)%	38.40%
Total Return at Market Value[3]	(8.00)%	5.05%	27.14%	29.25%	(2.80)%	38.42%

Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$216,705	$242,092	$205,404	$123,565	$122,557	$144,235
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense
waivers and reimbursements	0.67%[4]	0.68%	0.73%	0.80%	0.82%	0.81%
Net investment income, net of
waivers and reimbursements	1.04%[4]	0.84%	0.78%	1.17%[2]	0.77%	0.61%
Portfolio turnover rate[5]	10.48%	13.93%	24.19%	44.42%	55.02%	38.03%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

40

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER SMALL CAP REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Per Share Operating
Performance:
Net asset value, beginning
of period	$58.05	$56.25	$43.82	$33.71	$34.47	$25.41

Net investment income[1]	0.19	0.39	0.26	0.38 [2]	0.20	0.14
Net realized and unrealized
gain (loss) on investments	(6.20)	1.89	12.81	10.22	(0.81)	9.06

Total gain (loss) from investment
operations	(6.01)	2.28	13.07	10.60	(0.61)	9.20

Less Distributions from:
Net investment income	(0.24)	(0.38)	(0.52)	(0.35)	(0.15)	(0.14)
Realized gains	—	(0.10)	(0.12)	(0.14)	—	—

Total distributions	(0.24)	(0.48)	(0.64)	(0.49)	(0.15)	(0.14)

Net asset value, end of period	$51.80	$58.05	$56.25	$43.82	$33.71	$34.47

Total Return at Net Asset Value[3]	(10.37)%	4.06%	30.03%	31.74%	(1.75)%	36.26%
Total Return at Market Value[3]	(10.52)%	4.24%	30.38%	31.53%	(1.67)%	36.10%

Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$326,401	$374,516	$292,584	$153,441	$109,601	$131,017
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.54%[4]	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense
waivers and reimbursements	0.63%[4]	0.67%	0.72%	0.79%	0.84%	0.83%
Net investment income, net of
waivers and reimbursements	0.68%[4]	0.69%	0.51%	0.99%[2]	0.61%	0.44%
Portfolio turnover rate[5]	21.26%	21.21%	10.69%	39.39%	47.80%	33.72%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

41

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Per Share Operating Performance:
Net asset value, beginning
of period	$50.02	$46.54	$39.35	$27.62	$29.70	$27.30

Net investment income[1]	0.31	0.54	0.45	0.38 [2]	0.26	0.46
Net realized and unrealized
gain (loss) on investments	(1.99)	3.44	7.17	11.71	(2.05)	2.41

Total gain (loss) from investment
operations	(1.68)	3.98	7.62	12.09	(1.79)	2.87

Less Distributions from:
Net investment income	(0.47)	(0.50)	(0.43)	(0.36)	(0.29)	(0.47)

Net asset value, end of period	$47.87	$50.02	$46.54	$39.35	$27.62	$29.70

Total Return at Net Asset Value[3]	(3.38)%	8.57%	19.44%	44.09%	(5.95)%	10.40%
Total Return at Market Value[3]	(3.53)%	8.66%	19.32%	44.24%	(5.93)%	10.29%

Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$26,330	$32,513	$32,577	$29,509	$9,667	$11,880
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	0.77%[4]	0.77%	0.80%	1.03%	1.29%	1.03%
Net investment income, net of
waivers and reimbursements	1.25%[4]	1.11%	1.03%	1.12%[2]	0.98%	1.52%
Portfolio turnover rate[5]	4.72%	12.79%	13.27%	20.20%	26.17%	15.99%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

42

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER ADR REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Per Share Operating
Performance:
Net asset value, beginning
of period	$36.89	$41.82	$34.45	$31.81	$39.84	$30.74

Net investment income[1]	0.45	1.07	1.33	0.97 [2]	1.00	0.96
Net realized and unrealized
gain (loss) on investments	(6.90)	(4.83)	7.24	2.47	(7.47)	9.01

Total gain (loss) from investment
operations	(6.45)	(3.76)	8.57	3.44	(6.47)	9.97

Less Distributions from:
Net investment income	(0.86)	(1.17)	(1.20)	(0.80)	(1.33)	(0.87)
Realized gains	—	—	—	—	(0.23)	—

Total distributions	(0.86)	(1.17)	(1.20)	(0.80)	(1.56)	(0.87)

Net asset value, end of period	$29.58	$36.89	$41.82	$34.45	$31.81	$39.84

Total Return at Net Asset Value[3]	(17.71)%	(9.13)%	25.38%	10.87%	(16.30)%	32.89%
Total Return at Market Value[3]	(17.93)%	(9.08)%	25.39%	10.76%	(16.32)%	32.90%

Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$22,181	$25,825	$23,000	$24,118	$36,587	$71,716
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense
waivers and reimbursements	1.01%[4]	1.01%	1.04%	1.06%	1.05%	0.99%
Net investment income, net of
waivers and reimbursements	2.77%[4]	2.80%	3.47%	2.83%[2]	2.97%	2.55%
Portfolio turnover rate[5]	11.53%	25.62%	21.31%	21.02%	35.04%	37.11%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

43

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30,
		2015	2014	2013	2012	2011
Per Share Operating
Performance:
Net asset value, beginning of period	$51.35	$54.39	$43.80	$37.93	$41.98	$29.68

Net investment income[1]	0.14	0.33	0.39	0.86 [2]	0.44	0.39
Net realized and unrealized
gain (loss) on investments	(3.32)	6.57	11.00	5.49	(3.67)	12.32

Total gain (loss) from investment
operations	(3.18)	6.90	11.39	6.35	(3.23)	12.71

Less Distributions from:
Net investment income	(0.21)	(0.40)	(0.80)	(0.48)	(0.38)	(0.41)
Realized gains	(1.23)	(9.54)	—	—	(0.44)	—

Total distributions	(1.44)	(9.94)	(0.80)	(0.48)	(0.82)	(0.41)

Net asset value, end of period	$46.73	$51.35	$54.39	$43.80	$37.93	$41.98

Total Return at Net Asset Value[3]	(6.25)%	13.65%	26.37%	16.79%	(7.61)%	43.05%
Total Return at Market Value[3]	(6.24)%	13.62%	26.61%	16.77%	(7.93)%	43.22%

Ratios/Supplemental Data:
Net assets, end of period
(000’s) omitted	$7,010	$7,702	$8,159	$6,570	$7,585	$10,496
Ratio to average net assets of:
Expenses, net of expense
waivers and reimbursements	0.60%[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to expense
waivers and reimbursements	1.31%[4]	1.30%	1.37%	1.43%	1.42%	1.60%
Net investment income, net of
waivers and reimbursements	0.57%[4]	0.63%	0.79%	2.05%[2]	1.18%	1.06%
Portfolio turnover rate[5]	140.52%	200.05%	142.40%	224.74%	154.06%	190.44%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

44

FINANCIAL HIGHLIGHTS — continued

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	For the Period September 30, 2013[1] Through June 30, 2014
Per Share Operating Performance:
Net asset value, beginning of period	$28.81	$28.72	$24.87

Net investment income[2]	0.65	1.20	0.91
Net realized and unrealized gain (loss) on investments	(0.99)	0.03	3.39

Total gain (loss) from investment operations	(0.34)	1.23	4.30

Less Distributions from:
Net investment income	(0.91)	(1.11)	(0.45)
Realized gains	—	(0.03)	—

Total distributions	(0.91)	(1.14)	(0.45)

Net asset value, end of period	$27.56	$28.81	$28.72

Total Return at Net Asset Value[3]	(1.26)%	4.30%	17.46%[4]
Total Return at Market Value[3]	(1.29)%	4.19%	17.58%[4]

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$57,866	$66,254	$22,976
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%[5]	0.49%	0.49%[5]
Expenses, prior to expense waivers and reimbursements	0.70%[5]	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.50%[5]	4.06%	4.57%[5]
Portfolio turnover rate[6]	203.60%	51.83%	37.43%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Not Annualized.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

45

FINANCIAL HIGHLIGHTS — concluded

OPPENHEIMER GLOBAL GROWTH REVENUE ETF

For a share outstanding throughout each period presented.

	Six-Months Ended December 31, 2015 (Unaudited)	For the Period February 02, 2015[1] Through June 30, 2015
Per Share Operating Performance:
Net asset value, beginning of period	$50.89	$50.00

Net investment income[2]	0.21	0.67
Net realized and unrealized gain (loss) on investments	(6.69)	0.25

Total gain (loss) from investment operations	(6.48)	0.92

Less Distributions from:
Net investment income	(0.82)	(0.03)
Realized gains	(2.86)	—

Total distributions	(3.68)	(0.03)

Net asset value, end of period	$40.73	$50.89

Total Return at Net Asset Value[3]	(12.97)%	1.83%[4]
Total Return at Market Value[3]	(13.04)%	1.09%[4]

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$2,037	$5,089
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.70%[5]	0.70%[5]
Expenses, prior to expense waivers and reimbursements	2.05%[5]	1.94%[5]
Net investment income, net of waivers and reimbursements	0.87%[5]	3.13%[5]
Portfolio turnover rate[6]	136.61%	137.64%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Not Annualized.
[5]	Annualized.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

46

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015 (UNAUDITED)

1. ORGANIZATION

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”, formerly “RevenueShares ETF Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The Oppenheimer Large Cap Revenue ETF (formerly “RevenueShares Large Cap Fund”), the Oppenheimer Mid Cap Revenue ETF (formerly “RevenueShares Mid Cap Fund”), the Oppenheimer Small Cap Revenue ETF (formerly “RevenueShares Small Cap Fund”) and the Oppenheimer Global Growth Revenue ETF (formerly, “RevenueShares Global Growth Fund”) are diversified funds under the Act, the Oppenheimer Financials Sector Revenue ETF (formerly “RevenueShares Financials Sector Fund”), the Oppenheimer ADR Revenue ETF (formerly “RevenueShares ADR Fund”), the Oppenheimer Navellier Overall A-100 Revenue ETF (formerly “RevenueShares Navellier Overall A-100 Fund”) and the Oppenheimer Ultra Dividend Revenue ETF (formerly “RevenueShares Ultra Dividend Fund”) are not diversified. The Funds’ investment objective is to seek total return.

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Under the Funds’ organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculated the NAV of the shares as of the scheduled early closing time of the NYSE.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

47

NOTES TO FINANCIAL STATEMENTS — continued

The value of loaned securities and related collateral outstanding at December 31, 2015 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of December 31, 2015, the collateral consisted of an institutional money market fund, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Bonds.

Master Netting Arrangements — A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received[1]	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer Large Cap
Revenue ETF	$8,381,088	$(8,381,088)	$—	$—	$—	$—
Oppenheimer Mid Cap
Revenue ETF	25,042,336	(25,042,336)	—	—	—	—
Oppenheimer Small Cap
Revenue ETF	33,944,998	(33,944,998)	—	—	—	—
Oppenheimer Financials Sector
Revenue ETF	75,700	(75,700)	—	—	—	—
Oppenheimer ADR Revenue ETF	4,036,195	(4,036,195)	—	—	—	—
Oppenheimer Navellier
Overall A-100 Revenue ETF	432,319	(432,319)	—	—	—	—
Oppenheimer Ultra Dividend
Revenue ETF	1,465,301	(1,465,301)	—	—	—	—
Oppenheimer Global Growth
Revenue ETF	6,334	(6,334)	—	—	—	—

[1]	The amount of collateral presented is limited such that the net amount cannot be less than zero. The total amount is included as a footnote to the Schedule of Investments.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

3. ADVISORY FEES , SERVICING FEES AND OTHER FEES AND EXPENSES

On September 4, 2015, VTL Associates, LLC (“VTL” or the “Adviser”), the investment adviser to each Fund entered into an agreement with OppenheimerFunds, Inc. (“OFI”) whereby OFI would acquire VTL (the “Transaction”). The Transaction closed on December 2, 2015 (“Closing”).

48

NOTES TO FINANCIAL STATEMENTS — continued

The Funds’ investment advisory agreement with VTL and sub-advisory agreement with Index Management Solutions, LLC (“IMS”) terminated upon Closing and a new investment advisory agreement between the Trust, on behalf of each Fund, and VTL took effect (the “New Agreement”). The New Agreement was approved by shareholders of each Fund except the Oppenheimer Financials Sector Revenue ETF and Oppenheimer Navellier Overall A-100 Revenue ETF on November 13, 2015, and by shareholders of Oppenheimer Financials Sector Revenue ETF and Oppenheimer Navellier Overall A-100 Revenue ETF on November 24, 2015. Under the New Agreement, VTL provides the portfolio management previously provided by IMS, and the investment advisory personnel of VTL and IMS who previously managed the Funds will continue to do so as employees of VTL after the Closing. In connection with the Transaction, the Trust and VTL have entered into a new written fee waiver and expense reimbursement agreement under the same terms as were in effect before the Closing on behalf of each Fund for a period of two years following the Closing.

VTL has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The Funds pay the Adviser the following annualized fees:

Fund	Management Fees	Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement
Oppenheimer Large Cap Revenue ETF	0.45%	0.49%
Oppenheimer Mid Cap Revenue ETF	0.50%	0.54%
Oppenheimer Small Cap Revenue ETF	0.50%	0.54%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer ADR Revenue ETF	0.60%	0.49%
Oppenheimer Navellier Overall A-100 Revenue ETF	0.60%	0.60%
Oppenheimer Ultra Dividend Revenue ETF	0.45%	0.49%
Oppenheimer Global Growth Revenue ETF	0.70%	0.70%

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the above table. Amounts waived and/or reimbursed pursuant to these agreements are not subject to subsequent recapture by the Adviser. These agreements will remain in effect and will be contractually binding until December 2, 2017, after which they may be terminated or revised.

Prior to Closing and pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser was responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board of Trustees that oversaw the Funds prior to the Closing. In this regard, the Sub-Adviser was responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser paid all fees and expenses of the Sub-Adviser. Since the Closing and the termination of the Sub-Advisory Agreement, the Sub-Advisor no longer manages the Funds.

The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Prior to Closing, Foreside Fund Services, LLC served as the Funds’ distributor. In connection with the Closing, OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”) replaced Foreside Fund Services, LLC, as the Funds’ principal underwriter pursuant to a Distribution Agreement that was approved by the Board of Trustees that oversaw the Funds prior to the Closing on September 21, 2015. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

49

NOTES TO FINANCIAL STATEMENTS — continued

4. CREATION AND REDEMPTION TRANSACTIONS

As of December 31, 2015, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of December 31, 2015 in valuing the Funds’ assets carried at fair value:

	(Level 1)				(Level 2)		(Level 3)
	Common Stock	Exchange Traded Fund	Preferred Stock	Rights	Money Market Funds	Common Stock	Common Stock	Total
Oppenheimer Large
Cap Revenue ETF	$332,948,016	$—	$—	$—	$4,083,921	$—	$—	$337,031,937
Oppenheimer Mid
Cap Revenue ETF	216,343,619	—	—	—	12,648,260	—	—	228,991,879
Oppenheimer Small
Cap Revenue ETF	326,020,381	—	—	—	26,707,172	—	—	352,727,553
Oppenheimer Financials
Sector Revenue ETF	26,316,203	—	—	—	23,731	—	—	26,339,934
Oppenheimer ADR
Revenue ETF	21,686,300	—	353,753	—	4,135,217	—	—	26,175,270
Oppenheimer Navellier
Overall A-100
Revenue ETF	7,002,429	—	—	—	211,393	—	—	7,213,822
Oppenheimer Ultra
Dividend Revenue ETF	57,773,587	—	—	—	1,407,765	—	—	59,181,352
Oppenheimer Global
Growth Revenue ETF	1,959,743	—	39,325	—	6,703	—	—	2,005,771

50

NOTES TO FINANCIAL STATEMENTS — continued

At December 31, 2015, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period.

For the period ended December 31, 2015, there were no transfers out of Level 2 into Level 1.

6. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended December 31, 2015 were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$42,408,160	$8,272,496
Oppenheimer Mid Cap Revenue ETF	46,852,468	24,089,152
Oppenheimer Small Cap Revenue ETF	91,755,772	74,620,385
Oppenheimer Financials Sector Revenue ETF	1,346,149	1,434,326
Oppenheimer ADR Revenue ETF	2,775,221	3,050,076
Oppenheimer Navellier
Overall A-100 Revenue ETF	10,328,519	10,515,585
Oppenheimer Ultra Dividend Revenue ETF	129,431,244	129,457,315
Oppenheimer Global Growth Revenue ETF	4,177,525	4,909,398

For the period ended December 31, 2015, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$13,906,770	$46,587,888
Oppenheimer Mid Cap Revenue ETF	2,469,674	30,066,473
Oppenheimer Small Cap Revenue ETF	5,718,978	28,523,660
Oppenheimer Financials Sector Revenue ETF	—	4,958,850
Oppenheimer ADR Revenue ETF	1,798,548	—
Oppenheimer Navellier Overall A-100 Revenue ETF	—	—
Oppenheimer Ultra Dividend Revenue ETF	—	5,577,730
Oppenheimer Global Growth Revenue ETF	—	2,096,318

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. INCOME AND CAPITAL GAINS DISTRIBUTIONS

On December 24, 2015, the Funds declared quarterly income dividends with an ex-date of December 29, 2015 and payable date of January 4, 2016. The income and capital gain dividends per share for each Fund were as follows:

Fund	Income Dividend Per Share	Short-Term Capital Gain Dividend Per Share	Long-Term Capital Gain Dividend Per Share
Oppenheimer Large Cap Revenue ETF	$0.22873	$—	$0.02774
Oppenheimer Mid Cap Revenue ETF	0.10467	—	—
Oppenheimer Small Cap Revenue ETF	0.09726	—	—
Oppenheimer Financials Sector Revenue ETF	0.16581	—	—
Oppenheimer ADR Revenue ETF	0.16726	—	—
Oppenheimer Navellier Overall A-100 Revenue ETF	0.07395	0.87908	0.35302
Oppenheimer Ultra Dividend Revenue ETF	0.36803	—	—
Oppenheimer Global Growth Revenue ETF	0.05000	2.86142	—

51

NOTES TO FINANCIAL STATEMENTS — continued

8. TRUSTEES’ FEES

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

9. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Oppenheimer Large Cap Revenue ETF	$302,267,539	$50,772,073	$(16,007,675)	$34,764,398
Oppenheimer Mid Cap Revenue ETF	225,888,481	25,341,240	(22,237,842)	3,103,398
Oppenheimer Small Cap Revenue ETF	356,310,907	38,828,532	(42,411,886)	(3,583,354)
Oppenheimer Financials Sector Revenue ETF	23,227,507	3,564,475	(452,048)	3,112,427
Oppenheimer ADR Revenue ETF	30,867,057	1,834,899	(6,526,686)	(4,691,787)
Oppenheimer Navellier
Overall A-100 Revenue ETF	7,068,066	208,511	(62,755)	145,756
Oppenheimer Ultra Dividend Revenue ETF	58,154,255	1,798,910	(771,813)	1,027,097
Oppenheimer Global Growth Revenue ETF	2,035,566	30,590	(60,385)	(29,795)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2015, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Loss)
Oppenheimer Large Cap Revenue ETF	$1,395,988	$64,941	$63,723,677	$65,184,606
Oppenheimer Mid Cap Revenue ETF	471,279	(1,613,871)	30,560,825	29,418,233
Oppenheimer Small Cap Revenue ETF	405,589	(5,825,351)	40,085,270	34,665,508
Oppenheimer Financials Sector Revenue ETF	90,350	(547,983)	5,307,116	4,849,483
Oppenheimer ADR Revenue ETF	308,037	(4,526,313)	(687,881)	(4,906,157)
Oppenheimer Navellier
Overall A-100 Revenue ETF	140,819	52,953	137,997	331,769
Oppenheimer Ultra Dividend Revenue ETF	518,732	—	(2,939,589)	(2,420,857)
Oppenheimer Global Growth Revenue ETF	216,357	—	(127,226)	89,131

52

NOTES TO FINANCIAL STATEMENTS — continued

The tax character of distributions paid during the year ended June 30, 2015 and 2014 were as follows:

	2015		2014
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gains
Oppenheimer Large Cap Revenue ETF	$4,589,744	$274,822	$3,077,924	$—
Oppenheimer Mid Cap Revenue ETF	1,772,461	745,246	1,218,541	807,714
Oppenheimer Small Cap Revenue ETF	2,154,563	547,479	2,135,006	552,449
Oppenheimer Financials Sector Revenue ETF	347,753	—	296,193	—
Oppenheimer ADR Revenue ETF	679,055	—	758,211	—
Oppenheimer Navellier
Overall A-100 Revenue ETF	730,710	760,107	119,412	—
Oppenheimer Ultra Dividend Revenue ETF	1,624,239	—	178,314	—
Oppenheimer Global Growth Revenue ETF	2,563	—	NA	NA

At June 30, 2015, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total
Oppenheimer Mid Cap Revenue ETF	$—	$—	$—	$4,293	$—	$4,293
Oppenheimer Small Cap Revenue ETF	—	—	—	710,173	—	710,173
Oppenheimer Financials Sector Revenue ETF	52,317	21,626	78,535	—	395,505	547,983
Oppenheimer ADR Revenue ETF	—	—	—	775,986	3,105,678	3,881,664

The Regulated Investment Company (“RIC”) Modernization Act of 2010 permits the Funds to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2014 through June 30, 2015, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2015, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
Oppenheimer Mid Cap Revenue ETF	$1,609,578
Oppenheimer Small Cap Revenue ETF	5,115,178
Oppenheimer ADR Revenue ETF	644,649

53

NOTES TO FINANCIAL STATEMENTS — concluded

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2015, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in- Capital
Oppenheimer Large Cap Revenue ETF	$(28,760)	$(15,743,722)	$15,772,482
Oppenheimer Mid Cap Revenue ETF	(1,955)	(24,914,234)	24,916,189
Oppenheimer Small Cap Revenue ETF	115,961	(24,805,860)	24,689,899
Oppenheimer Financials Sector Revenue ETF	—	(761,433)	761,433
Oppenheimer ADR Revenue ETF	(20)	20	—
Oppenheimer Navellier
Overall A-100 Revenue ETF	(102)	(888,516)	888,618
Oppenheimer Ultra Dividend Revenue ETF	(18,397)	(2,328,898)	2,347,295
Oppenheimer Global Growth Revenue ETF	(2,043)	2,043	—

Accounting principles generally accepted in the United States (“GAAP”) prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

GAAP requires management of the Funds to analyze all open tax years, fiscal years 2012-2015, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

10. PENDING LITIGATION

In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc. (“OFDI”), and Oppenheimer Rochester California Municipal Fund, a fund advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “California Fund”), in connection with the California Fund’s investment performance. The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the California Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the California Fund contained misrepresentations and omissions and the investment policies of the California Fund were not followed. Plaintiffs in the suit filed an amended complaint and defendants filed a motion to dismiss. In 2011, the court issued an order which granted in part and denied in part the defendants’ motion to dismiss. In 2012, plaintiffs filed a motion, which defendants opposed, to certify a class and appoint class representatives and class counsel. In March 2015, the court granted plaintiffs’ motion for class certification. In May 2015, the U.S. Court of Appeals for the Tenth Circuit vacated the class certification order and remanded the matter to the district court for further proceedings. In October 2015, the district court reaffirmed its order and determined that the suit will proceed as a class action. In December 2015, the Tenth Circuit denied defendants’ petition to appeal the district court’s reaffirmed class certification order.

OFI and OFDI believe the suit is without merit; that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them in the suit; and that no estimate can yet be made as to the amount or range of any potential loss. Furthermore, OFI believes that the suit should not impair the ability of OFI or OFDI to perform their respective duties to the Fund and that the outcome of the suit should not have any material effect on the operations of any of the Oppenheimer funds.

54

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

At a shareholder meeting held on November 13, 2015, shareholders (“Shareholders”) of certain series (each, a “Fund” and collectively, the “Funds”) of Oppenheimer Revenue Weighted ETF Trust (formerly, RevenueShares ETF Trust (the “Trust”)) approved a new investment advisory agreement (the “New Agreement”) between the Trust, on behalf of each Fund, and VTL Associates, LLC (“VTL”), the investment adviser to each Fund.

The Trust’s Board of Trustees at the time of the shareholder meeting (the “Predecessor Board” or the “Predecessor Trustees”) considered the New Agreement at in-person meetings of the Independent Trustees of the Predecessor Board and the Predecessor Board held on August 19, 2015, September 18, 2015 (Independent Trustees and their counsel only) and September 21, 2015 (the “Predecessor Board Meetings”), the Predecessor Board, including the Independent Trustees, discussed and approved the New Agreement between VTL and the Trust, on behalf of each Fund, and determined to recommend that Shareholders approve the New Agreement. The Independent Trustees of the Predecessor Board had requested and been provided with detailed materials relating to OFI Global Asset Management, Inc. (“OFI”), VTL and the Transaction in advance of the Predecessor Board Meetings. The Independent Trustees met in executive session with their independent legal counsel during the Predecessor Board Meetings to discuss the proposed Transaction and its possible effect on the Funds. At the Predecessor Board Meetings, representatives of OFI and VTL responded to questions from the Predecessor Board, and discussed, among other things, the strategic rationale for the Transaction and OFI’s general plans and intentions regarding VTL. The Predecessor Board, including the Independent Trustees, evaluated the terms of the New Agreement, reviewed the information provided by OFI and VTL in connection with the consideration of approving the New Agreement on behalf of the Funds, and reviewed the duties and responsibilities of the Predecessor Board in evaluating and approving the New Agreement.

In connection with the Predecessor Board’s review of the New Agreement, VTL and OFI advised the Predecessor Trustees about a variety of matters, including the following:

•	No material changes are currently contemplated as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their Shareholders, including investment management or other Shareholder services.
•	No material changes are currently contemplated in the management, operation or key personnel of VTL.
•	The IMS investment personnel who currently manage the Funds would continue to do so after the Transaction as employees of VTL.
•	OFI has agreed that it will, and will cause each of its affiliates to, conduct their business to the extent within their control to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing.

In addition to the information provided by VTL and OFI as described above, the Predecessor Board also considered, among other factors, the following:

•	The reputation, financial strength, and resources of OFI.
•	OFI’s experience and success with past acquisitions.
•	The terms and conditions of the New Agreement, including that each Fund’s contractual fee rates under the New Agreement will remain the same.
•	VTL will continue to have after the Transaction the capabilities, resources, and personnel necessary to provide the investment management services currently provided to each Fund.
•	The management fees paid by each Fund after the Transaction represent reasonable compensation to VTL in light of the services to be provided, the costs to VTL of providing those services, economies of scale, and the fees and other expenses paid by similar funds (based on information provided by Lipper Inc. (“Lipper”), an independent third party) and such other matters that the Predecessor Board considered relevant in the exercise of its reasonable judgment.
•	VTL and OFI have agreed to pay all expenses of the Funds in connection with the Predecessor Board’s consideration of the New Agreement and related agreements, and all costs of this proxy solicitation. As a result, the Funds will bear no costs in obtaining Shareholder approval of the New Agreement.

In considering whether to approve the New Agreement on behalf of the Funds, the Predecessor Board reviewed the materials provided for the Predecessor Board Meetings, including: (i) a copy of the New Agreement; (ii) information describing the nature, quality and extent of the services that VTL and OFI expect to provide to the Funds; (iii) information concerning the financial condition, businesses, operations and compliance programs of VTL and OFI; and (iv) a copy of the current Form ADV for VTL and OFI. The Predecessor Board also considered the information presented at Predecessor

55

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — continued

Board Meetings throughout the year. In addition, the Predecessor Board received a report prepared by Lipper, comparing the advisory fees, expenses and performance of the Funds with the fees, expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies. In making its decision to approve the New Agreement, the Predecessor Board, including the Independent Trustees, concluded that the information furnished was sufficient to form a reasonable business judgment for approval of the New Agreement.

During its review of this information, the Predecessor Board focused on and analyzed the factors that the Predecessor Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by VTL; (ii) the personnel and operations of VTL; (iii) the investment performance of the Funds; (iv) the expected profitability to VTL under the New Agreement; (v) any “fall-out” benefits to VTL or OFI (i.e., the ancillary benefits realized due to a relationship with the Trust); and (vi) possible conflicts of interest. The following are among the primary factors taken into account by the Predecessor Board in approving the New Agreement.

The nature, extent, and quality of services expected to be provided to the Funds by VTL; personnel and operations of VTL. The Predecessor Board reviewed the services that VTL expects to provide to the Funds. In reviewing the nature, extent, and quality of services, the Predecessor Board considered that the New Agreement will be similar to the Current Agreement. The Predecessor Board noted the responsibilities that VTL has as the Funds’ investment adviser, including: day-to-day general management and investment of each Fund’s securities portfolio; daily review of the Funds’ creation and redemption baskets; responsibility for daily monitoring of tracking error and quarterly reporting to the Predecessor Board; implementing periodic rebalances and reconstitutions to track the Funds’ underlying indexes; monitoring the Funds’ securities lending program; and implementation of Predecessor Board directives as they relate to the Funds. The Predecessor Board reviewed VTL’s experience, resources and strengths in managing the Funds, including VTL’s personnel.

The Predecessor Board also considered that the same individuals who currently manage the Funds are expected to do so as employees of VTL. The Predecessor Board also noted that the Transaction is not expected to result in any change in the structure or operations of the Funds and that OFI currently does not contemplate any immediate changes to the Funds’ key service providers, other than its distributor and CCO. The Predecessor Board also noted that, after the Transaction, VTL will continue to have the capabilities, resources and personnel necessary to provide the investment management services currently provided to each Fund.

In evaluating VTL, the Predecessor Board considered the history, reputation, qualification and background of OFI, the qualifications of its personnel and OFI’s financial condition. The Predecessor Board took account of the fact that OFI has had over fifty years of experience as an investment adviser and that its assets under management rank OFI among the top mutual fund managers in the United States. The Predecessor Board considered OFI’s long-term business goals with regard to VTL and the Funds. The Predecessor Board also considered OFI’s capabilities, experience, corporate structure and capital resources, including its compliance and risk management capabilities. The Predecessor Board noted that VTL’s operation of the Funds as a subsidiary of OFI would enhance the ability of VTL to attract and retain talented investment professionals.

Based on their consideration and review of the foregoing information, the Predecessor Board determined that the Funds would likely continue to benefit from the nature, quality and extent of the services provided by VTL, as well as VTL’s ability to render such services based on their experience, personnel, operations and resources.

Comparison of services provided and fees charged by VTL and other investment advisers to similar clients. The Predecessor Board considered the expense comparison data for the Funds provided at the Predecessor Board Meetings. At the Predecessor Board Meetings, the Predecessor Board compared both the services to be rendered and the fees to be paid pursuant to the New Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Predecessor Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each Fund’s peer group as chosen by Lipper. The Predecessor Board noted that the Funds’ contractual fees were not changing under the New Agreement, but were higher than their respective peer group averages, and discussed the reasons therefor. The Predecessor Board further noted that VTL would enter into the New Expense Limitation Agreement, which is substantially similar to the 2015 Expense Limitation Agreement, whereby VTL would reimburse expenses and/or waive fees to keep net operational expenses at current levels for two years after the Closing. The Predecessor Board also received and considered information about the fee rates charged to other accounts and clients that are managed by VTL, including information about the differences in services provided to non-Fund clients.

After comparing each Fund’s fees with those of other funds in each Fund’s peer group and considering the information about fee rates charged to other accounts and clients managed by VTL, and in light of the nature, quality and extent of services expected to be provided by VTL, the Predecessor Board concluded that the level of fees to be paid to VTL with respect to each Fund was fair and reasonable.

56

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS — concluded

The Predecessor Board also noted that OFI has agreed that it will, and will cause each of its affiliates to, conduct their business to the extent within their control to enable reliance upon the conditions of Section 15(f) of the 1940 Act, including not imposing any “unfair burden” on the Funds for at least two years from the Closing. The Predecessor Board considered the fact that the fee waivers and expense reimbursements under the New Expense Limitation Agreement would be kept in place for a period of two years after the Closing, and that OFI did not expect to request that the Predecessor Board implement the Funds’ Rule 12b-1 plans in the foreseeable future.

The cost of the services to be provided and the profits to be realized by VTL from the relationship with the Funds, the extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Predecessor Board discussed with the representatives from VTL the expected costs to be incurred by VTL in rendering services to the Funds, and the profitability of VTL in connection with its service as investment adviser to each Fund, including operational costs but excluding costs related to the Transaction or for marketing. The Predecessor Board also considered that certain Funds were not yet of a sufficient size to be experiencing economies of scale. The Predecessor Board discussed with OFI the experience of the Oppenheimer Funds’ boards in addressing economies of scale. The Predecessor Board concluded that the expected profitability of VTL was reasonable for the Funds in relation to the performance and asset sizes of the Funds.

The Predecessor Board also considered that OFI and VTL may experience reputational and other “fall-out” benefits (i.e., benefits to affiliates of VTL and OFI, such as service relationships with OFDI) based on the success of the Funds, but that such benefits were not likely to result in an “unfair burden” to the Funds. Rather, the Predecessor Board considered that the sale of Fund shares through OFDI’s network of third-party brokers, retirement plan platforms and registered investment advisers could result in the growth of Fund assets and economies of scale.

Investment performance of the Funds. The Predecessor Board considered the investment performance of the Funds, including tracking error. In particular, the Predecessor Board considered the investment performance of the Funds relative to their stated objectives and the success of VTL in reaching such objectives. The Predecessor Board also considered each Fund’s investment performance compared to: (i) its corresponding revenue-weighted index that it seeks to track and (ii) the benchmark index that each Fund uses for comparison in its prospectus and shareholder reports (if different). In addition, consideration was given to tracking error data provided to the Predecessor Board for the Predecessor Board Meetings and throughout the year by VTL. The Predecessor Board also considered each Fund’s investment performance compared to the respective Fund’s Lipper peer group, noting that performance was consistent with or exceeded Lipper peer group performance for periods of more than one year.

The Predecessor Board received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Funds, and by how much, measured in basis points. The Predecessor Board concluded that the performance of the Funds, including the tracking error, was reasonable in light of the respective investment objectives and policies of the Funds.

Conclusion. No single factor was determinative to the decision of the Predecessor Board. Based on the foregoing and such other matters as were deemed relevant, such as the New Expense Limitation Agreement, the Predecessor Board concluded that the advisory fee rates under the New Agreement and the net expense ratios under the New Expense Limitation Agreement were reasonable in relation to the services expected to be provided by VTL to each Fund, as well as the expected costs incurred and benefits gained by VTL in providing such services. The Predecessor Board also found the investment advisory fees under the New Agreement to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. The Predecessor Board concluded that the Transaction would not result in an increase in advisory fee rates or net expense ratios, and was not expected to result in a decrease in the quality or quantity of services from VTL, or impose an “unfair burden” on the Funds. The Predecessor Board further concluded that, after the Transaction, VTL will continue to have the capabilities, resources, and personnel necessary to provide the investment management services currently provided to each Fund. As a result, the Predecessor Board concluded that the approval of the New Agreement between VTL and the Trust, on behalf of the each Fund, was in the best interests of each Fund.

57

SPECIAL SHAREHOLDER MEETINGS

(UNAUDITED)

On November 13, 2015, two separate special meetings of the shareholders of the Funds were held. The first meeting related to proposal 1, as it applies to all Funds except the Oppenheimer Financials Sector Revenue ETF (formerly, RevenueShares Financials Sector Fund), and proposal 2, as it applies to all Funds. The second meeting related to proposal 1, as it applies to the Oppenheimer Financials Sector Revenue ETF (formerly, RevenueShares Financials Sector Fund). These proposals were approved as described in the Funds’ proxy statement dated October 2, 2015. The following is a report of the votes cast:

Proposal 1: Approve a new investment advisory agreement (the “New Agreement”) between the Trust, on behalf of each Fund, and VTL Associates, LLC (“VTL”), the investment adviser to each Fund.

Fund	For	Against	Abstain
Oppenheimer Large Cap Revenue ETF	3,576,946	25,724	32,542
Oppenheimer Mid Cap Revenue ETF	2,595,061	9,315	11,585
Oppenheimer Small Cap Revenue ETF	2,808,318	21,733	20,725
Oppenheimer Financials Sector Revenue ETF	270,203	3,123	37,610
Oppenheimer ADR Revenue ETF	342,323	1,200	1,760
Oppenheimer Navellier Overall A-100 Revenue ETF	63,097	314	1,396
Oppenheimer Ultra Dividend Revenue ETF	1,069,118	2,664	3,748
Oppenheimer Global Growth Revenue ETF	37,717	350	0

Proposal 2: To elect a Board of Trustees of the Trust.

Nominee	For All	Withhold
Sam Freedman	13,956,828	237,226
Jon S. Fossel	13,958,662	235,392
Richard F. Grabish	13,980,438	213,616
Beverly L. Hamilton	13,980,036	214,018
Victoria J. Herget	13,983,297	210,757
Robert J. Malone	13,961,319	232,735
F. William Marshall, Jr.	13,962,222	231,832
Karen L. Stuckey	13,983,854	210,200
James D. Vaughn	13,961,319	232,735
Arthur P. Steinmetz	13,984,358	209,696

58

SUPPLEMENTAL INFORMATION

(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Oppenheimer Revenue Weighted ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

59

THE OPPENHEIMER REVENUE WEIGHTED ETF TRUST

Trustees and Officers

Sam Freedman, Chairman of the Board of Trustees and Trustee
Jon S. Fossel, Trustee Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Victoria J. Herget, Trustee Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
Karen L. Stuckey, Trustee
James D. Vaughn, Trustee
Arthur P. Steinmetz, Trustee, President and CEO
Vincent T. Lowry, Vice President
Michael J. Gompers, Vice President
Justin V. Lowry, Vice President
Sean P. Reichert, Vice President
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Investment Adviser	Independent Registered Public Accounting Firm
VTL Associates, LLC	BBD, LLP

Distributor	Legal Counsel
OppenheimerFunds Distributor, Inc.	Ropes & Gray LLP

Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (BNY Mellon)

Oppenheimer Revenue Weighted ETF Trust
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

Visit Us
revenueshares.com	Oppenheimer Revenue Weighted ETF Trust is distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
Call Us	© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.
888 854 8181	RS0000.011.1215 December 31, 2015

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.
(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Revenue Weighted ETF Trust

By:	_/s/ Arthur P. Steinmetz_________
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_/s/ Arthur P. Steinmetz__ _____
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2016

By:	__/s/ Brian W. Wixted__________
Brian W. Wixted
Principal Financial Officer
Date:	2/16/2016